UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (14.9%)
	H & R Block, Inc.	1,678,650	28,923
*	Dollar Tree, Inc.	661,747	27,860
*	Priceline.com, Inc.	236,900	26,426
*	AutoZone Inc.	165,500	25,009
	Whirlpool Corp.	543,900	23,148
*	Marvel Entertainment, Inc.	634,900	22,596
*	Aeropostale, Inc.	519,150	17,791
	Ross Stores, Inc.	398,962	15,400
	Darden Restaurants Inc.	435,032	14,347
	D. R. Horton, Inc.	1,418,602	13,278
	Wyndham Worldwide Corp.	1,050,183	12,728
*	ITT Educational Services, Inc.	107,000	10,771
*	Interpublic Group of Cos., Inc.	2,091,164	10,560
*	Big Lots Inc.	480,385	10,102
	Bob Evans Farms, Inc.	309,517	8,896
	Cablevision Systems NY Group Class A	445,400	8,645
	Autoliv, Inc.	281,014	8,085
*	Jarden Corp.	412,528	7,735
	DeVry, Inc.	140,788	7,045
*	True Religion Apparel, Inc.	310,939	6,934
	RadioShack Corp.	482,678	6,738
*	DreamWorks Animation SKG, Inc.	237,200	6,544
	Meredith Corp.	253,620	6,480
*	JAKKS Pacific, Inc.	457,648	5,872
*	Rent-A-Center, Inc.	329,098	5,868
*	The Warnaco Group, Inc.	179,559	5,818
*	CEC Entertainment Inc.	191,451	5,644
	Polaris Industries, Inc.	175,178	5,627
*	WMS Industries, Inc.	173,407	5,464
*	Panera Bread Co.	93,157	4,645
	International Speedway Corp.	178,547	4,573
*	Exide Technologies	1,188,300	4,432
*	Denny's Corp.	2,021,980	4,347
	UniFirst Corp.	115,203	4,282
*	Helen of Troy Ltd.	249,900	4,196
*	Jos. A. Bank Clothiers, Inc.	106,600	3,673
*	The Children's Place Retail Stores, Inc.	132,267	3,496
	The Stanley Works	93,300	3,157
*	Jo-Ann Stores, Inc.	144,038	2,977
*	Pre-Paid Legal Services, Inc.	66,812	2,912
*	Collective Brands, Inc.	198,273	2,889
	Columbia Sportswear Co.	86,258	2,667
*	Carter's, Inc.	105,500	2,596
	Tupperware Brands Corp.	99,683	2,594
*	Steiner Leisure Ltd.	82,209	2,510
*	Bally Technologies Inc.	81,090	2,426
	Snap-On Inc.	82,500	2,371
	Interactive Data Corp.	95,734	2,215
	The Buckle, Inc.	67,750	2,152

*,^	Fuel Systems Solutions, Inc.	106,193	2,144
	Brinker International, Inc.	116,900	1,991
*	Timberland Co.	147,861	1,962
	Burger King Holdings Inc.	102,600	1,772
	Fred's, Inc.	137,800	1,736
	Regal Entertainment Group Class A	129,047	1,715
	CSS Industries, Inc.	80,400	1,639
*	P.F. Chang's China Bistro, Inc.	45,700	1,465
*	Mediacom Communications Corp.	273,156	1,396
	WABCO Holdings Inc.	78,544	1,390
*	Isle of Capri Casinos, Inc.	89,900	1,197
	Tempur-Pedic International Inc.	85,300	1,115
*	NVR, Inc.	2,200	1,105
	KB Home	78,954	1,080
*	Papa John's International, Inc.	42,700	1,059
*	Jack in the Box Inc.	44,965	1,009
*	Career Education Corp.	39,200	976
*	Steven Madden, Ltd.	36,978	941
	Fisher Communications, Inc.	73,509	940
	Aaron Rents, Inc.	31,156	929
	Regis Corp.	51,100	890
*	Hot Topic, Inc.	119,900	876
	Advance Auto Parts, Inc.	20,900	867
	Spartan Motors, Inc.	76,200	863
*	Penn National Gaming, Inc.	27,308	795
*	Lincoln Educational Services	37,800	791
*	Warner Music Group Corp.	124,000	725
	Limited Brands, Inc.	59,200	709
	Cinemark Holdings Inc.	61,500	696
*	Meritage Corp.	33,200	626
	Cracker Barrel Old Country Store Inc.	22,423	626
*	Sally Beauty Co. Inc.	97,631	621
*	AFC Enterprises, Inc.	91,626	618
*	Corinthian Colleges, Inc.	36,400	616
*	Genesco, Inc.	32,173	604
	Weight Watchers International, Inc.	23,422	604
*	The Wet Seal, Inc. Class A	196,600	604
	Barnes & Noble, Inc.	29,200	602
	Sturm, Ruger & Co., Inc.	46,900	583
	Cato Corp. Class A	31,694	553
	Scholastic Corp.	25,700	509
	Foot Locker, Inc.	47,800	500
*	Overstock.com, Inc.	39,626	474
	Stage Stores, Inc.	42,500	472
	CKE Restaurants Inc.	55,500	471
*	CKX, Inc.	64,268	456
	Wolverine World Wide, Inc.	19,700	435
*	Dorman Products, Inc.	30,749	425
*	Domino's Pizza, Inc.	55,900	419
*,^	Chipotle Mexican Grill, Inc.	5,200	416
*	Town Sports International Holdings, Inc.	110,000	413
	Service Corp. International	74,207	407
	Pulte Homes, Inc.	43,900	388
	Dover Downs Gaming & Entertainment, Inc.	81,072	377
	Leggett & Platt, Inc.	21,800	332

*	Cabela's Inc.	25,400	312
	Ryland Group, Inc.	17,900	300
*	Valassis Communications, Inc.	48,555	297
	Phillips-Van Heusen Corp.	10,200	293
	Finish Line, Inc.	35,300	262
*	American Public Education, Inc.	6,500	257
*	Dolan Media Co.	18,300	234
*	Citi Trends Inc.	9,000	233
*,^	Blockbuster Inc. Class A	324,200	214
	MDC Holdings, Inc.	7,100	214
*	Capella Education Co.	3,200	192
	Harte-Hanks, Inc.	19,800	183
	National Presto Industries, Inc.	2,400	183
*	Quiksilver, Inc.	96,100	178
*	Knology, Inc.	19,800	171
	Scripps Networks Interactive	5,300	147
	National CineMedia Inc.	6,435	89
*	Steak n Shake Co.	10,100	88
*	California Pizza Kitchen, Inc.	5,700	76
	Lennar Corp. Class A	7,100	69
*	The Gymboree Corp.	1,800	64
*	Brink's Home Security Holdings, Inc.	2,200	62
	Belo Corp. Class A	34,600	62
	Callaway Golf Co.	11,500	58
	Family Dollar Stores, Inc.	2,000	57
	PRIMEDIA Inc.	22,610	45
*	Discovery Communications Inc. Class C	1,400	29
	Speedway Motorsports, Inc.	1,200	17
*	Stein Mart, Inc.	1,300	12
*	Smith & Wesson Holding Corp.	2,000	11
			477,777
Consumer Staples (3.5%)
*	Dr. Pepper Snapple Group, Inc.	1,199,108	25,409
*	Ralcorp Holdings, Inc.	192,699	11,739
	Cal-Maine Foods, Inc.	420,197	10,488
	Del Monte Foods Co.	990,810	9,294
	Nash-Finch Co.	272,595	7,377
	Herbalife Ltd.	200,929	6,337
	The Pepsi Bottling Group, Inc.	152,840	5,172
*	Central Garden & Pet Co. Class A	425,779	4,194
	Lancaster Colony Corp.	94,618	4,170
	Universal Corp. (VA)	115,936	3,839
*	Dean Foods Co.	161,300	3,095
*	Revlon, Inc.	547,726	2,980
*	The Pantry, Inc.	162,521	2,698
	PepsiAmericas, Inc.	85,605	2,295
	Molson Coors Brewing Co. Class B	49,398	2,091
*	Alliance One International, Inc.	542,200	2,060
*	Energizer Holdings, Inc.	29,600	1,546
*	Prestige Brands Holdings Inc.	238,903	1,469
*	Chiquita Brands International, Inc.	118,611	1,217
	Village Super Market Inc. Class A	36,202	1,077
*	BJ's Wholesale Club, Inc.	23,200	748
	Coca-Cola Bottling Co.	9,700	535

	Bunge Ltd.	7,500	452
*	Mead Johnson Nutrition Co.	13,060	415
	Alberto-Culver Co.	14,100	359
*	Hansen Natural Corp.	10,700	330
	J & J Snack Foods Corp.	6,500	233
	Vector Group Ltd.	15,400	220
*	TreeHouse Foods Inc.	7,400	213
*	National Beverage Corp.	16,746	178
	Calavo Growers, Inc.	8,124	161
*	Susser Holdings Corp.	11,400	128
*	American Italian Pasta Co.	1,000	29
*	Central Garden & Pet Co.	1,300	14
			112,562
Energy (6.5%)
	ENSCO International, Inc.	803,609	28,022
	Helmerich & Payne, Inc.	792,542	24,466
	Murphy Oil Corp.	429,200	23,314
	Tidewater Inc.	475,483	20,384
	El Paso Corp.	1,723,154	15,905
	Tesoro Corp.	1,139,200	14,502
*	SEACOR Holdings Inc.	108,857	8,190
*	Comstock Resources, Inc.	229,896	7,598
	World Fuel Services Corp.	150,335	6,198
*	Oil States International, Inc.	234,728	5,683
*	Alpha Natural Resources, Inc.	210,360	5,526
*	Dresser Rand Group, Inc.	182,232	4,756
*	Encore Acquisition Co.	132,102	4,075
*	Superior Energy Services, Inc.	208,347	3,598
	Overseas Shipholding Group Inc.	91,909	3,129
*	Matrix Service Co.	236,915	2,720
*	Contango Oil & Gas Co.	60,905	2,588
	Massey Energy Co.	126,312	2,468
	Rowan Cos., Inc.	105,000	2,029
	CARBO Ceramics Inc.	56,466	1,931
	Foundation Coal Holdings, Inc.	59,378	1,669
*	Oceaneering International, Inc.	35,900	1,623
*	Pride International, Inc.	64,200	1,609
*	Bristow Group, Inc.	52,699	1,561
	Sunoco, Inc.	64,500	1,496
*	Nabors Industries, Inc.	90,662	1,413
	Holly Corp.	67,400	1,212
*	Western Refining, Inc.	168,172	1,187
*	Gulfmark Offshore, Inc.	39,900	1,101
	Southern Union Co.	59,000	1,085
	Frontier Oil Corp.	69,800	915
*	Concho Resources, Inc.	29,696	852
*	CVR Energy, Inc.	115,212	845
*	Newpark Resources, Inc.	290,981	829
	General Maritime Corp.	65,178	645
*	James River Coal Co.	38,665	585
*	Goodrich Petroleum Corp.	19,750	486
	Alon USA Energy, Inc.	43,400	449
	CONSOL Energy, Inc.	12,000	408
*	McMoRan Exploration Co.	68,200	406

*	Vaalco Energy, Inc.	88,146	373
*	PHI Inc. Non-Voting Shares	4,600	79
*	Denbury Resources, Inc.	3,156	46
*	Dawson Geophysical Co.	800	24
*	Endeavor International Corp.	9,800	13
			207,993
Financials (18.1%)
	Unum Group	1,920,400	30,457
*	TD Ameritrade Holding Corp.	1,473,747	25,849
	Cullen/Frost Bankers, Inc.	547,053	25,230
	Bank of Hawaii Corp.	677,564	24,277
*	Nasdaq OMX Group, Inc.	1,085,400	23,130
	Axis Capital Holdings Ltd.	808,872	21,176
*	Arch Capital Group Ltd.	290,400	17,012
	Torchmark Corp.	454,947	16,851
	FirstMerit Corp.	883,972	15,010
	Platinum Underwriters Holdings, Ltd.	491,800	14,061
	Aspen Insurance Holdings Ltd.	437,000	9,763
	Host Hotels & Resorts Inc. REIT	1,117,400	9,375
	HCP, Inc. REIT	403,000	8,540
	Plum Creek Timber Co. Inc. REIT	271,900	8,097
	UMB Financial Corp.	205,888	7,826
	NBT Bancorp, Inc.	352,499	7,653
*	EZCORP, Inc.	675,417	7,281
*	Knight Capital Group, Inc. Class A	398,776	6,799
*,^	The St. Joe Co.	255,300	6,763
	PartnerRe Ltd.	103,719	6,737
	Federated Investors, Inc.	278,530	6,710
	Nationwide Health Properties, Inc. REIT	249,300	6,417
	Senior Housing Properties Trust REIT	379,600	6,195
	American Financial Group, Inc.	260,244	5,616
*	Interactive Brokers Group, Inc.	361,024	5,607
	Oriental Financial Group Inc.	568,735	5,517
	Highwood Properties, Inc. REIT	238,346	5,332
	Washington REIT	232,316	5,197
*	Ocwen Financial Corp.	399,981	5,188
	Rayonier Inc. REIT	141,450	5,142
	National Retail Properties REIT	295,500	5,127
	City Holding Co.	166,255	5,047
	PS Business Parks, Inc. REIT	97,632	4,729
	Alexandria Real Estate Equities, Inc. REIT	129,400	4,631
	Mid-America Apartment Communities, Inc. REIT	124,508	4,571
	Healthcare Realty Trust Inc. REIT	269,954	4,543
	BOK Financial Corp.	119,727	4,510
	Odyssey Re Holdings Corp.	110,571	4,421
	HRPT Properties Trust REIT	1,080,800	4,388
	Home Properties, Inc. REIT	127,456	4,346
	Mack-Cali Realty Corp. REIT	189,900	4,330
	Equity Lifestyle Properties, Inc. REIT	115,683	4,301
	Hospitality Properties Trust REIT	360,200	4,283
	EastGroup Properties, Inc. REIT	128,800	4,253
	Sovran Self Storage, Inc. REIT	166,124	4,087
*	Nelnet, Inc.	297,959	4,049
	Kilroy Realty Corp. REIT	189,447	3,891

*	CB Richard Ellis Group, Inc.	413,600	3,871
	First Financial Bankshares, Inc.	76,822	3,869
	Jones Lang LaSalle Inc.	117,800	3,856
	LTC Properties, Inc. REIT	186,494	3,814
	Republic Bancorp, Inc. Class A	163,411	3,691
	Entertainment Properties Trust REIT	177,800	3,663
	Saul Centers, Inc. REIT	122,855	3,633
	Bank of the Ozarks, Inc.	166,987	3,612
	Allied World Assurance Holdings, Ltd.	87,474	3,572
	Associated Banc-Corp.	278,623	3,483
	Sun Communities, Inc. REIT	251,668	3,468
	Parkway Properties Inc. REIT	261,775	3,403
	American Physicians Capital, Inc.	85,057	3,331
	Douglas Emmett, Inc. REIT	352,800	3,172
	Avalonbay Communities, Inc. REIT	55,414	3,100
	Ventas, Inc. REIT	103,000	3,076
	Willis Group Holdings Ltd.	116,100	2,987
*	Amerisafe Inc.	179,960	2,800
*	MBIA, Inc.	633,049	2,741
	Provident Financial Services Inc.	298,225	2,714
	Westamerica Bancorporation	50,819	2,521
	Health Care Inc. REIT	71,800	2,448
	Reinsurance Group of America, Inc.	70,007	2,444
	Getty Realty Holding Corp. REIT	125,000	2,359
	BancFirst Corp.	67,922	2,349
	Colonial Properties Trust REIT	286,560	2,121
	Tompkins Trustco, Inc.	42,569	2,041
	Extra Space Storage Inc. REIT	236,200	1,972
	Employers Holdings, Inc.	143,582	1,945
	Community Bank System, Inc.	129,761	1,889
	Kimco Realty Corp. REIT	185,273	1,862
	International Bancshares Corp.	174,425	1,798
	Arrow Financial Corp.	66,370	1,792
*	First Cash Financial Services, Inc.	97,984	1,717
	Cash America International Inc.	72,200	1,689
	Provident New York Bancorp, Inc.	192,619	1,564
	Lakeland Financial Corp.	80,807	1,535
	Advance America, Cash Advance Centers, Inc.	344,825	1,528
	Capitol Federal Financial	39,627	1,519
	Potlatch Corp. REIT	62,100	1,508
*	CNA Surety Corp.	110,533	1,491
*	FPIC Insurance Group, Inc.	47,184	1,445
	First BanCorp Puerto Rico	362,862	1,433
	Suffolk Bancorp	55,793	1,430
	Financial Federal Corp.	69,537	1,429
	ProLogis REIT	175,900	1,418
^	Pennsylvania REIT	264,600	1,323
*	LaBranche & Co. Inc.	305,229	1,312
	Bank Mutual Corp.	136,945	1,194
	Life Partners Holdings	84,077	1,192
	TriCo Bancshares	69,841	1,082
	Southside Bancshares, Inc.	46,847	1,071
	Prosperity Bancshares, Inc.	35,100	1,047
	Federal Realty Investment Trust REIT	20,100	1,036
	First Community Bancshares, Inc.	80,600	1,035

	WSFS Financial Corp.	37,550	1,025
	Prospect Energy Corp.	108,022	994
	IPC Holdings Ltd.	35,151	961
	Endurance Specialty Holdings Ltd.	31,700	929
	Heartland Financial USA, Inc.	62,162	888
	Hudson City Bancorp, Inc.	66,600	885
	Safety Insurance Group, Inc.	28,553	873
	United Bankshares, Inc.	42,947	839
*	World Acceptance Corp.	41,500	826
	Simmons First National Corp.	29,009	775
	Corporate Office Properties Trust, Inc. REIT	26,320	772
*	ProAssurance Corp.	16,617	768
	First Horizon National Corp.	62,673	752
	HCC Insurance Holdings, Inc.	30,400	730
	New York Community Bancorp, Inc.	67,700	724
	LaSalle Hotel Properties REIT	57,800	713
	Ramco-Gershenson Properties Trust REIT	70,400	705
	The Hanover Insurance Group Inc.	17,900	682
	NewAlliance Bancshares, Inc.	59,004	679
*	Crawford & Co. Class B	139,403	669
	U-Store-It Trust REIT	133,500	654
	Gamco Investors Inc. Class A	13,400	650
	Clifton Savings Bancorp, Inc.	60,281	649
	Anworth Mortgage Asset Corp. REIT	85,700	618
^	iStar Financial Inc. REIT	201,800	573
	Digital Realty Trust, Inc. REIT	15,000	538
	Park National Corp.	9,500	537
	First Source Corp.	31,054	536
	Assured Guaranty Ltd.	41,200	510
	Omega Healthcare Investors, Inc. REIT	32,200	500
	Berkshire Hills Bancorp, Inc.	22,756	473
	MFA Mortgage Investments, Inc. REIT	68,100	471
	BRE Properties Inc. Class A REIT	19,761	469
	Montpelier Re Holdings Ltd.	32,900	437
	S.Y. Bancorp, Inc.	16,900	408
	Commerce Bancshares, Inc.	12,701	404
	Flushing Financial Corp.	40,837	382
	Walter Investment Management Corp. REIT	28,195	374
*	Credit Acceptance Corp.	16,700	365
	Camden National Corp.	10,645	362
	Regency Centers Corp. REIT	9,700	339
	Calamos Asset Management, Inc.	23,400	330
	TrustCo Bank NY	53,400	316
	United Financial Bancorp, Inc.	20,548	284
	Danvers Bancorp, Inc.	20,972	282
	National Western Life Insurance Co. Class A	2,400	280
	Baldwin & Lyons, Inc. Class B	13,791	272
	Trustmark Corp.	13,200	255
	NASB Financial Inc.	8,700	249
	First Potomac REIT	23,300	227
*	Beneficial Mutual Bancorp, Inc.	21,500	206
	Hercules Technology Growth Capital, Inc.	22,529	188
	AMB Property Corp. REIT	9,700	182
	Everest Re Group, Ltd.	2,200	157
	Raymond James Financial, Inc.	9,100	157

	Wilshire Bancorp Inc.	27,000	155
*	Investment Technology Group, Inc.	7,000	143
	Amtrust Financial Services Inc.	12,000	137
	Infinity Property & Casualty Corp.	3,200	117
	Cincinnati Financial Corp.	5,100	114
	First Financial Corp. (IN)	3,500	110
	Developers Diversified Realty Corp. REIT	22,535	110
*	TradeStation Group, Inc.	12,400	105
	Abington Community Bancorp Inc.	10,600	84
	Donegal Group Inc. Class A	3,541	54
	Univest Corp. of Pennsylvania	2,600	53
	BGC Partners, Inc.	10,800	41
	Ames National Corp.	1,600	39
	First Financial Bancorp	4,900	37
	Great Southern Bancorp, Inc.	1,500	31
	Fifth Street Finance Corp.	2,000	20
			580,883
Health Care (11.6%)
	AmerisourceBergen Corp.	1,729,304	30,678
*	Isis Pharmaceuticals, Inc.	1,525,802	25,176
*	Lincare Holdings, Inc.	1,016,171	23,900
*	Cephalon, Inc.	383,300	21,714
*	Express Scripts Inc.	314,200	21,601
	STERIS Corp.	793,143	20,685
	Universal Health Services Class B	303,006	14,802
*	PAREXEL International Corp.	952,700	13,700
*	Gen-Probe Inc.	287,963	12,377
	Omnicare, Inc.	416,149	10,720
*	Myriad Genetics, Inc.	241,600	8,613
*	Watson Pharmaceuticals, Inc.	248,700	8,379
*	AMERIGROUP Corp.	262,027	7,035
*	Warner Chilcott Ltd.	520,623	6,846
*	PharMerica Corp.	346,873	6,809
*	Emergent BioSolutions Inc.	448,008	6,420
	Invacare Corp.	361,054	6,373
*	Valeant Pharmaceuticals International	246,900	6,350
*	Emergency Medical Services LP Class A	160,173	5,898
*	Mylan Inc.	449,538	5,866
	The Cooper Companies, Inc.	229,615	5,678
*	Cubist Pharmaceuticals, Inc.	287,985	5,279
*	DaVita, Inc.	98,900	4,892
	PDL BioPharma Inc.	577,149	4,559
*	Dendreon Corp.	180,400	4,483
*	Gentiva Health Services, Inc.	249,756	4,111
*	Cyberonics, Inc.	236,084	3,926
*	LifePoint Hospitals, Inc.	144,835	3,802
*	Psychiatric Solutions, Inc.	162,000	3,684
*	RehabCare Group, Inc.	150,764	3,608
	Martek Biosciences Corp.	167,400	3,541
*	Questcor Pharmaceuticals, Inc.	699,315	3,497
	Beckman Coulter, Inc.	57,900	3,308
*	Hospira, Inc.	85,590	3,297
*	Skilled Healthcare Group Inc.	436,383	3,273
*	Albany Molecular Research, Inc.	388,246	3,257

*	Merit Medical Systems, Inc.	193,000	3,146
*	Kensey Nash Corp.	112,575	2,951
*	Endo Pharmaceuticals Holdings, Inc.	155,300	2,783
*	Centene Corp.	128,466	2,567
*	American Medical Systems Holdings, Inc.	162,389	2,566
*	Millipore Corp.	35,000	2,457
*	Bio-Rad Laboratories, Inc. Class A	32,300	2,438
*	LHC Group Inc.	93,121	2,068
*	Dionex Corp.	31,755	1,938
*	HealthSouth Corp.	115,700	1,671
*	AmSurg Corp.	77,520	1,662
*	Noven Pharmaceuticals, Inc.	116,108	1,660
	Chemed Corp.	37,600	1,484
*	Cambrex Corp.	326,503	1,345
*	Onyx Pharmaceuticals, Inc.	38,116	1,077
	IMS Health, Inc.	80,800	1,026
	Owens & Minor, Inc.	19,681	862
*	Mettler-Toledo International Inc.	9,451	729
*	ResMed Inc.	17,400	709
*	Henry Schein, Inc.	14,400	690
*	Kindred Healthcare, Inc.	50,600	626
*	eResearch Technology, Inc.	89,900	558
*	Medivation Inc.	23,400	524
*	CONMED Corp.	31,208	484
*	Enzon Pharmaceuticals, Inc.	59,835	471
*	HMS Holdings Corp.	11,400	464
*	ImmunoGen, Inc.	52,328	451
	Atrion Corp.	3,000	402
	Quest Diagnostics, Inc.	7,100	401
*	CorVel Corp.	17,225	392
*	Greatbatch, Inc.	14,900	337
*	Cantel Medical Corp.	20,700	336
	Ensign Group Inc.	23,299	332
*	Odyssey Healthcare, Inc.	31,028	319
*	Auxilium Pharmaceuticals, Inc.	10,068	316
*	Community Health Systems, Inc.	11,400	288
*	Nektar Therapeutics	39,872	258
*	Res-Care, Inc.	17,000	243
*	Hanger Orthopedic Group, Inc.	17,600	239
*	Facet Biotech Corp.	25,700	239
*	Symmetry Medical Inc.	22,200	207
*	Myriad Pharmaceuticals Inc.	41,300	192
*	Maxygen Inc.	21,541	145
	Hill-Rom Holdings, Inc.	8,600	139
*	Osiris Therapeutics, Inc.	10,100	136
*	Thoratec Corp.	5,000	134
*	Sun Healthcare Group Inc.	15,700	133
	Teleflex Inc.	2,800	126
*	Triple-S Management Corp.	6,800	106
*	PSS World Medical, Inc.	4,500	83
*	Cadence Pharmaceuticals, Inc.	7,360	74
*	Alliance HealthCare Services Inc.	9,200	67
*	Molina Healthcare Inc.	2,500	60
*	Air Methods Corp.	2,100	57
*	Healthspring, Inc.	5,200	56

*	Micromet, Inc.	11,000	55
	Techne Corp.	800	51
*	Bio-Reference Laboratories, Inc.	1,100	35
			373,502
Industrials (13.9%)
	Goodrich Corp.	679,376	33,948
	Cooper Industries, Inc. Class A	995,100	30,898
*	AGCO Corp.	872,477	25,363
	Pitney Bowes, Inc.	1,142,900	25,064
	Fluor Corp.	378,727	19,425
*	EMCOR Group, Inc.	960,367	19,323
	Trinity Industries, Inc.	1,342,820	18,289
	Ryder System, Inc.	647,600	18,081
	Hubbell Inc. Class B	548,900	17,598
	Flowserve Corp.	182,394	12,733
	GATX Corp.	487,038	12,527
	Manpower Inc.	288,403	12,211
*	EnPro Industries, Inc.	558,000	10,050
*	United Stationers, Inc.	265,761	9,270
	J.B. Hunt Transport Services, Inc.	299,830	9,154
	Watson Wyatt & Co. Holdings	210,600	7,904
*	Sykes Enterprises, Inc.	402,840	7,287
	Comfort Systems USA, Inc.	685,578	7,027
	The Dun & Bradstreet Corp.	68,099	5,530
	Joy Global Inc.	152,717	5,455
*	GrafTech International Ltd.	479,564	5,424
	Acuity Brands, Inc.	188,100	5,276
*	TransDigm Group, Inc.	144,900	5,245
*	Alliant Techsystems, Inc.	57,169	4,709
	Triumph Group, Inc.	114,783	4,591
	Robbins & Myers, Inc.	222,200	4,277
	Knoll, Inc.	557,104	4,223
	Bucyrus International, Inc.	129,200	3,690
*	Delta Air Lines Inc.	637,000	3,688
*	Gardner Denver Inc.	145,260	3,656
*	Hertz Global Holdings Inc.	433,312	3,462
	Herman Miller, Inc.	223,000	3,421
*,^	Allegiant Travel Co.	76,873	3,047
*	Marten Transport, Ltd.	143,274	2,974
	Briggs & Stratton Corp.	221,243	2,951
	The Timken Co.	167,931	2,868
	Werner Enterprises, Inc.	157,437	2,853
*	School Specialty, Inc.	130,688	2,641
*	ATC Technology Corp.	180,700	2,620
	SPX Corp.	50,300	2,463
	Titan International, Inc.	299,443	2,237
*	Beacon Roofing Supply, Inc.	151,601	2,192
	Interface, Inc.	340,600	2,112
*	Esterline Technologies Corp.	77,150	2,089
	Federal Signal Corp.	269,706	2,063
	AAON, Inc.	101,465	2,021
*	RSC Holdings Inc.	291,775	1,961
	Granite Construction Co.	56,877	1,893
	Apogee Enterprises, Inc.	145,068	1,784

*	URS Corp.	35,700	1,768
	Lincoln Electric Holdings, Inc.	48,236	1,738
*	Kirby Corp.	53,600	1,704
	Textainer Group Holdings Ltd.	143,576	1,650
*	Powell Industries, Inc.	44,227	1,640
*	Genesee & Wyoming Inc. Class A	61,600	1,633
*	Chart Industries, Inc.	87,200	1,585
	Encore Wire Corp.	73,307	1,565
*	Pike Electric Corp.	124,699	1,503
	ABM Industries Inc.	81,042	1,464
*	EnerSys	77,757	1,414
*	Cornell Cos., Inc.	84,716	1,373
	Kaman Corp. Class A	81,141	1,355
*	CBIZ Inc.	185,886	1,324
*	Hawaiian Holdings, Inc.	216,518	1,304
*	Republic Airways Holdings Inc.	186,200	1,216
	Cubic Corp.	31,733	1,136
*	First Advantage Corp. Class A	74,600	1,135
	American Science & Engineering, Inc.	15,600	1,078
*	DynCorp International Inc. Class A	63,941	1,074
*	Blount International, Inc.	118,582	1,021
*	Force Protection, Inc.	114,800	1,015
	TAL International Group, Inc.	82,400	898
*	American Reprographics Co.	103,900	865
*	Thomas & Betts Corp.	29,700	857
*	Navistar International Corp.	18,900	824
*	AirTran Holdings, Inc.	132,200	818
*	Waste Services, Inc.	157,801	817
*	Old Dominion Freight Line, Inc.	23,300	782
	McGrath RentCorp	37,600	717
*	H&E Equipment Services, Inc.	71,756	671
	A.O. Smith Corp.	19,600	638
	Macquarie Infrastructure Co. LLC	140,247	576
*	General Cable Corp.	14,500	545
	The Standard Register Co.	144,873	472
*	Geo Group Inc.	24,600	457
	Tredegar Corp.	33,570	447
	CIRCOR International, Inc.	17,228	407
*	WESCO International, Inc.	16,200	406
*	Michael Baker Corp.	9,342	396
	Applied Signal Technology, Inc.	15,050	384
*	Exponent, Inc.	14,527	356
*	Mastec Inc.	30,300	355
*	Alaska Air Group, Inc.	19,000	347
*	Standard Parking Corp.	21,068	343
*	M&F Worldwide Corp.	17,100	342
	John Bean Technologies Corp.	26,100	327
	The Brink's Co.	8,700	253
	Kimball International, Inc. Class B	40,408	252
	G & K Services, Inc. Class A	11,674	247
	Ennis, Inc.	19,200	239
*	AMR Corp.	56,027	225
	Standex International Corp.	18,300	212
*	Furmanite Corp.	47,460	212
	Aceto Corp.	30,300	202

*	Cenveo Inc.	46,820	198
*	Orion Marine Group, Inc.	8,700	165
	Dover Corp.	4,200	139
	Raven Industries, Inc.	4,902	126
*	GenCorp, Inc.	57,500	110
	Preformed Line Products Co.	2,400	106
	Lennox International Inc.	2,500	80
*	Sterling Construction Co., Inc.	3,095	47
*	US Airways Group Inc.	19,311	47
	The Toro Co.	800	24
*	APAC Teleservices, Inc.	2,200	11
			447,205
Information Technology (16.5%)
*	Western Digital Corp.	1,308,500	34,675
*	Marvell Technology Group Ltd.	2,544,619	29,619
*	Sohu.com Inc.	444,186	27,908
*	Skyworks Solutions, Inc.	2,840,716	27,782
*	Sybase, Inc.	837,685	26,253
*	Hewitt Associates, Inc.	871,823	25,963
	Xilinx, Inc.	1,255,812	25,694
*	Avnet, Inc.	1,159,500	24,384
*	Dolby Laboratories Inc.	493,400	18,394
*	EarthLink, Inc.	2,389,305	17,705
*	Anixter International Inc.	414,868	15,595
*	CSG Systems International, Inc.	1,156,836	15,316
*	Computer Sciences Corp.	295,592	13,095
*	QLogic Corp.	994,628	12,612
	Altera Corp.	715,291	11,645
*	Plexus Corp.	556,466	11,385
*	Lexmark International, Inc.	651,339	10,324
*	ManTech International Corp.	232,680	10,015
*,^	Alliance Data Systems Corp.	240,981	9,926
*	PMC Sierra Inc.	1,051,825	8,373
*	Solera Holdings, Inc.	291,780	7,411
*	Multi-Fineline Electronix, Inc.	341,497	7,308
*	JDA Software Group, Inc.	449,575	6,726
*	S1 Corp.	876,215	6,046
*	NCR Corp.	497,362	5,884
	National Semiconductor Corp.	463,793	5,821
*	SAIC, Inc.	310,700	5,763
*	Starent Networks Corp.	199,192	4,862
	Black Box Corp.	131,541	4,403
*	SYNNEX Corp.	160,374	4,008
*	Teradata Corp.	160,702	3,765
*	TNS Inc.	178,200	3,341
	Diebold, Inc.	126,061	3,323
	Syntel, Inc.	102,123	3,211
*	j2 Global Communications, Inc.	131,165	2,959
*	Lawson Software, Inc.	494,813	2,761
*	Synopsys, Inc.	140,470	2,741
	Acxiom Corp.	308,596	2,725
*	TIBCO Software Inc.	368,169	2,640
*	Perot Systems Corp.	167,623	2,402
	iGATE Corp.	356,314	2,359

*	Cogent Inc.	215,974	2,317
*	Genpact, Ltd.	192,284	2,259
	ADTRAN Inc.	105,200	2,259
*	MKS Instruments, Inc.	169,550	2,236
*	Gartner, Inc. Class A	145,300	2,217
	Broadridge Financial Solutions LLC	128,879	2,137
*	Semtech Corp.	126,713	2,016
*	3Com Corp.	426,400	2,008
*	NetScout Systems, Inc.	208,405	1,955
*	Netlogic Microsystems Inc.	52,657	1,920
*	Ultratech, Inc.	155,312	1,912
*,^	Synaptics Inc.	46,400	1,793
*	Sapient Corp.	281,900	1,773
*	Affiliated Computer Services, Inc. Class A	33,000	1,466
*	Flextronics International Ltd.	351,500	1,445
*	BigBand Networks Inc.	266,608	1,378
*	NCI, Inc.	43,158	1,313
*	Ciber, Inc.	422,286	1,309
	Daktronics, Inc.	156,854	1,208
	CTS Corp.	183,015	1,199
*	SPSS, Inc.	32,716	1,092
*	Wind River Systems Inc.	93,806	1,075
*	Avocent Corp.	76,951	1,074
*	Cirrus Logic, Inc.	234,700	1,056
*	OSI Systems Inc.	50,595	1,055
*	VistaPrint Ltd.	23,700	1,011
*	Hittite Microwave Corp.	27,603	959
*	Tech Data Corp.	28,700	939
*	ScanSource, Inc.	38,200	937
*	Global Cash Access, Inc.	117,000	931
	Linear Technology Corp.	36,500	852
*	Ingram Micro, Inc. Class A	47,500	831
	Take-Two Interactive Software, Inc.	83,500	791
*	DTS Inc.	29,200	790
*	Tessera Technologies, Inc.	31,200	789
*	Tekelec	39,600	666
	Pegasystems Inc.	25,100	662
*	Benchmark Electronics, Inc.	42,908	618
	MAXIMUS, Inc.	14,700	606
*	Ariba, Inc.	58,100	572
*	InterDigital, Inc.	20,700	506
*	Art Technology Group, Inc.	132,000	502
*	Wright Express Corp.	18,300	466
*	Compuware Corp.	62,500	429
*	Arris Group Inc.	35,000	426
*	Riverbed Technology, Inc.	17,700	410
*	Manhattan Associates, Inc.	22,400	408
*	Monotype Imaging Holdings Inc.	59,800	407
*	Dice Holdings Inc.	81,861	381
*	Polycom, Inc.	18,500	375
	Lender Processing Services, Inc.	12,200	339
*	Kopin Corp.	83,222	305
*	Convergys Corp.	30,700	285
*	Ebix, Inc.	8,000	251
*	NeuStar, Inc. Class A	10,300	228

*	Applied Micro Circuits Corp.	27,600	224
*	Airvana, Inc.	34,591	220
*	Standard Microsystem Corp.	10,662	218
*	SuccessFactors Inc.	23,300	214
*	Acme Packet, Inc.	20,104	203
	Micrel, Inc.	24,800	182
*	Atmel Corp.	38,400	143
*	CACI International, Inc.	3,300	141
*	Sigma Designs, Inc.	6,600	106
*	ViaSat, Inc.	3,800	97
*	Ness Technologies Inc.	24,600	96
*	Internet Brands Inc.	11,228	79
	MTS Systems Corp.	3,400	70
	Renaissance Learning, Inc.	7,049	65
*	Netezza Corp.	7,794	65
*	Cree, Inc.	2,200	65
*	Exar Corp.	8,000	58
*	Microsemi Corp.	3,300	46
*	EPIQ Systems, Inc.	2,800	43
*	OpenTV Corp.	32,172	42
*	FEI Co.	1,800	41
*	SeaChange International, Inc.	4,600	37
*	Micron Technology, Inc.	4,600	23
*	Aruba Networks, Inc.	1,500	13
			528,757
Materials (6.2%)
	Celanese Corp. Series A	1,192,600	28,324
*	Owens-Illinois, Inc.	977,000	27,366
	Eastman Chemical Co.	594,728	22,540
	Greif Inc. Class A	449,700	19,886
	Compass Minerals International, Inc.	228,521	12,548
	FMC Corp.	264,741	12,522
	Rock-Tenn Co.	230,758	8,806
	Schnitzer Steel Industries, Inc. Class A	154,000	8,141
	Silgan Holdings, Inc.	128,986	6,324
	Terra Industries, Inc.	206,799	5,009
*	Pactiv Corp.	226,718	4,920
	Glatfelter	542,583	4,829
	Innophos Holdings Inc.	268,284	4,531
	Koppers Holdings, Inc.	171,338	4,518
	Olin Corp.	349,246	4,153
	Ball Corp.	77,700	3,509
	Walter Industries, Inc.	77,200	2,798
*	Crown Holdings, Inc.	99,200	2,395
	Schweitzer-Mauduit International, Inc.	82,139	2,235
	CF Industries Holdings, Inc.	28,007	2,076
	NewMarket Corp.	29,922	2,015
	Airgas, Inc.	40,600	1,646
	International Flavors & Fragrances, Inc.	43,100	1,410
	Stepan Co.	27,138	1,198
	A. Schulman Inc.	75,709	1,144
*	Buckeye Technology, Inc.	240,158	1,078
	Bemis Co., Inc.	34,500	869
	Worthington Industries, Inc.	64,100	820

*	Clearwater Paper Corp.	30,371	768
	Sonoco Products Co.	28,803	690
	Sensient Technologies Corp.	19,272	435
*	Bway Holding Co.	23,568	413
*	Graphic Packaging Holding Co.	212,229	388
*	LSB Industries, Inc.	15,600	252
			200,556
Telecommunication Services (2.3%)
	Embarq Corp.	785,253	33,028
*	Syniverse Holdings Inc.	1,208,803	19,377
*	Cincinnati Bell Inc.	3,873,500	11,001
	NTELOS Holdings Corp.	152,027	2,800
	Windstream Corp.	306,200	2,560
*	Premiere Global Services, Inc.	180,645	1,958
	USA Mobility, Inc.	88,135	1,125
	Consolidated Communications Holdings, Inc.	32,100	376
*	Neutral Tandem, Inc.	9,300	274
	Atlantic Tele-Network, Inc.	6,677	262
*	Centennial Communications Corp. Class A	18,900	158
			72,919
Utilities (5.5%)
	SCANA Corp.	845,678	27,459
*	NRG Energy, Inc.	903,700	23,460
	CMS Energy Corp.	1,883,369	22,751
	CenterPoint Energy Inc.	2,014,308	22,318
*	Mirant Corp.	793,452	12,489
	Wisconsin Energy Corp.	203,200	8,272
	Atmos Energy Corp.	284,711	7,129
	DTE Energy Co.	179,381	5,740
	UGI Corp. Holding Co.	207,800	5,297
	Pepco Holdings, Inc.	390,834	5,253
	DPL Inc.	174,900	4,052
	Portland General Electric Co.	206,500	4,023
	IDACORP, Inc.	144,444	3,776
	NSTAR	106,155	3,409
	Vectren Corp.	142,323	3,335
	NorthWestern Corp.	133,497	3,038
	Avista Corp.	151,929	2,706
	WGL Holdings Inc.	82,603	2,645
	AGL Resources Inc.	67,797	2,156
	NiSource, Inc.	131,300	1,531
	PNM Resources Inc.	110,635	1,185
	New Jersey Resources Corp.	18,800	696
	UniSource Energy Corp.	25,500	677
	CH Energy Group, Inc.	12,100	565
	South Jersey Industries, Inc.	13,890	485
*	El Paso Electric Co.	29,100	406
	Pinnacle West Capital Corp.	7,200	217
			175,070
Total Common Stocks (Cost $3,643,634)			3,177,224

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund	0.395%		38,360,953	38,361

		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[4,5]	Federal Home Loan Bank	0.531%	8/28/09	1,000	1,000
[4,5]	Federal Home Loan Mortgage Corp.	0.562%	8/31/09	3,000	2,999
[4,5]	Federal Home Loan Mortgage Corp.	0.351%	11/23/09	2,000	1,998
					5,997
Total Temporary Cash Investments (Cost $44,354)					44,358
Total Investments (100.4%) (Cost $3,687,988)					3,221,582
Other Assets and Liabilities-Net (-0.4%)[3]					(13,498)
Net Assets (100%)					3,208,084

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,663,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $9,055,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5	Securities with a value of $5,997,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $3,687,988,000. Net unrealized depreciation of investment securities for tax purposes was $466,406,000, consisting of unrealized gains of $224,434,000 on securities that had risen in value since their purchase and $690,840,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	September 2009	57	16,436	(128)
E-mini Russell 2000 Index	September 2009	258	13,086	88
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

		Current Period Transactions
	September 30, 2008		Proceeds From		June 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
TBS International Ltd.	NA1	2,487	13,742	-	-

1 Not applicable because at September 30, 2008, the issuer was not an affiliated company of the fund.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,177,224	-	-
Temporary Cash Investments	38,361	5,997	-
Futures Contracts—Liabilities[1]	(78)	-	-
Total	3,215,507	5,997	-
1 Represents variation margin on the last day of the reporting period.

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Vanguard Capital Opportunity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (94.0%)
Consumer Discretionary (13.8%)
*	DIRECTV Group, Inc.	7,605,935	187,943
	TJX Cos., Inc.	5,252,400	165,240
*	Bed Bath & Beyond, Inc.	3,358,400	103,271
*	CarMax, Inc.	4,812,800	70,748
*,^,1	The Dress Barn, Inc.	4,851,500	69,376
	Whirlpool Corp.	1,191,100	50,693
	Men's Wearhouse, Inc.	2,500,000	47,950
*	O'Reilly Automotive, Inc.	800,000	30,464
*	99 Cents Only Stores	2,200,000	29,876
	Best Buy Co., Inc.	850,000	28,466
	Nordstrom, Inc.	1,425,000	28,343
	Lowe's Cos., Inc.	1,411,400	27,395
*	Amazon.com, Inc.	260,300	21,777
*	Chico's FAS, Inc.	2,000,000	19,460
	Gentex Corp.	1,501,100	17,413
*	Quiksilver, Inc.	5,796,500	10,724
	Abercrombie & Fitch Co.	200,000	5,078
[1]	Strattec Security Corp.	217,000	2,995
			917,212
Energy (5.1%)
	Murphy Oil Corp.	2,000,000	108,640
	Noble Energy, Inc.	971,800	57,307
*	National Oilwell Varco Inc.	1,050,000	34,293
	Arch Coal, Inc.	2,150,000	33,046
*	Plains Exploration & Production Co.	1,166,500	31,915
*	Oceaneering International, Inc.	600,000	27,120
	ConocoPhillips Co.	400,000	16,824
*	Pride International, Inc.	392,000	9,824
*	Exterran Holdings, Inc.	500,713	8,031
*	Transocean Ltd.	100,000	7,429
	Cabot Oil & Gas Corp.	150,000	4,596
			339,025
Financials (0.2%)
	The Chubb Corp.	390,000	15,553

Health Care (24.7%)
	Eli Lilly & Co.	7,741,300	268,159
*	Amgen Inc.	4,090,200	216,535
*	Biogen Idec Inc.	4,732,531	213,674
	Medtronic, Inc.	4,981,800	173,815
	Novartis AG ADR	3,755,000	153,166
	Roche Holdings AG	1,013,000	138,024
*	Boston Scientific Corp.	10,110,500	102,520
*	Life Technologies Corp.	1,893,445	78,995
*	BioMarin Pharmaceutical Inc.	4,969,100	77,568
*	Dendreon Corp.	2,864,600	71,185
*	Millipore Corp.	1,011,500	71,017
*	Cerner Corp.	429,000	26,722
*	Edwards Lifesciences Corp.	300,000	20,409

*	Charles River Laboratories, Inc.	449,722	15,178
*	Illumina, Inc.	225,000	8,762
*	Affymetrix, Inc.	1,425,500	8,453
*	Waters Corp.	76,000	3,912
*	Pharmacyclics, Inc.	583,700	782
			1,648,876
Industrials (8.2%)
	FedEx Corp.	3,380,750	188,037
*,1	Thomas & Betts Corp.	3,311,000	95,555
*	McDermott International, Inc.	2,705,000	54,939
	Southwest Airlines Co.	7,805,600	52,532
	Pall Corp.	1,400,000	37,184
	Rockwell Automation, Inc.	1,000,000	32,120
*	AMR Corp.	7,870,500	31,639
*	JetBlue Airways Corp.	4,641,050	19,817
	Union Pacific Corp.	250,000	13,015
	Expeditors International of Washington, Inc.	365,000	12,169
	C.H. Robinson Worldwide Inc.	132,000	6,884
	Chicago Bridge & Iron Co. N.V.	479,930	5,951
*	US Airways Group Inc.	57,000	139
			549,981
Information Technology (36.7%)
*	Research In Motion Ltd.	4,679,600	332,486
	ASML Holding NV (New York Shares)	9,295,933	201,257
	Corning, Inc.	10,132,400	162,726
*	Symantec Corp.	10,379,600	161,507
*	Google Inc.	373,550	157,485
*	Cree, Inc.	4,263,900	125,316
*	NVIDIA Corp.	10,377,650	117,164
*,1	FormFactor Inc.	5,983,300	103,152
	Altera Corp.	6,257,700	101,875
	Microsoft Corp.	3,850,000	91,514
*,1	Rambus Inc.	5,235,000	81,090
*	Adobe Systems, Inc.	2,265,000	64,100
*	Citrix Systems, Inc.	1,899,200	60,565
*	NeuStar, Inc. Class A	2,631,000	58,303
	Texas Instruments, Inc.	2,691,600	57,331
*	Trimble Navigation Ltd.	2,818,200	55,321
*	Macrovision Solutions Corp.	2,393,600	52,204
	Hewlett-Packard Co.	1,250,000	48,313
	Intersil Corp.	3,594,700	45,185
*	eBay Inc.	2,600,000	44,538
*	SanDisk Corp.	2,543,262	37,361
*	EMC Corp.	2,625,000	34,388
	Motorola, Inc.	4,800,000	31,824
*	Micron Technology, Inc.	5,550,000	28,083
*	Flextronics International Ltd.	6,800,000	27,948
*	Avocent Corp.	1,984,500	27,704
	Plantronics, Inc.	1,150,000	21,747
*,1	The Descartes Systems Group Inc.	4,645,000	17,790
*	Comverse Technology, Inc.	1,660,000	14,193
*	Intuit, Inc.	470,000	13,235
*	Brocade Communications Systems, Inc.	1,350,000	10,557
*	Akamai Technologies, Inc.	507,900	9,742

	Xilinx, Inc.	430,000	8,798
*	Cymer, Inc.	250,000	7,433
*	FEI Co.		320,000	7,328
*	Ciena Corp.		607,142	6,284
	QUALCOMM Inc.		127,000	5,740
*	Entegris Inc.		2,019,231	5,492
*	Nuance Communications, Inc.		425,000	5,138
*	THQ Inc.		500,000	3,580
*	Apple Inc.		12,000	1,709
	Jabil Circuit, Inc.		220,000	1,632
*	Avid Technology, Inc.		120,000	1,609
				2,450,747
Materials (4.5%)
	Monsanto Co.		4,054,886	301,440

Telecommunication Services (0.6%)
*	Sprint Nextel Corp.		7,814,700	37,589

Utilities (0.2%)
*	AES Corp.		1,272,000	14,768

Total Common Stocks (Cost $5,910,747)				6,275,191
	Coupon
Temporary Cash Investment (6.1%)
Money Market Fund (6.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $405,873)	0.395%	405,872,802	405,873

Total Investments (100.1%) (Cost $6,316,620)				6,681,064
Other Assets and Liabilities-Net (-0.1%)[3]				(7,932)
Net Assets (100%)				6,673,132

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,430,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $1,500,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Capital Opportunity Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $6,316,620,000. Net unrealized appreciation of investment securities for tax purposes was $364,444,000, consisting of unrealized gains of $1,666,941,000 on securities that had risen in value since their purchase and $1,302,497,000 in unrealized losses on securities that had fallen in value since their purchase.

		Current Period Transactions
	September 30, 2008		Proceeds From		June 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Avid Technology, Inc.	49,022	-	20,318	-	NA1
Emulex Corp.	48,755	-	38,158	-	-
FormFactor Inc.	106,096	-	1,749	-	103,152
Men's Wearhouse, Inc.	59,472	-	3,185	544	NA1
Rambus Inc.	NA2	-	-	-	81,090
Strattec Security Corp.	5,812	-	46	33	2,995
The Descartes Systems Group Inc.	17,047	-	-	-	17,790
The Dress Barn, Inc.	75,991	-	1,116	-	69,376
Thomas & Betts Corp.	129,361	-	-	-	95,555
	491,556			577	369,958

1 Not applicable because at June 30, 2009, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable because at September 30, 2008, the issuer was not an affiliated company of the fund.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	6,137,168	138,023	-
Temporary Cash Investments	405,873	-	-
Total	6,543,041	138,023	-

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Vanguard Global Equity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (94.7%)[1]
Australia (1.9%)
	Australia & New Zealand Bank Group Ltd.	1,289,767	17,093
	Santos Ltd.	1,118,117	13,100
	News Corp. CDI Class B Shares	631,000	6,793
	Macquarie Group, Ltd.	165,370	5,177
	National Australia Bank Ltd.	279,800	5,041
	Amcor Ltd.	775,605	3,119
	BHP Billiton Ltd.	111,566	3,056
	Commonwealth Bank of Australia	87,300	2,736
	Macquarie Infrastructure Group	2,050,356	2,357
	Brambles Ltd.	271,843	1,301
	AGL Energy Ltd.	116,457	1,260
	Orica Ltd.	46,264	805
	Caltex Australia Ltd.	69,841	776
	Alumina Ltd.	418,968	482
	BlueScope Steel Ltd.	213,851	434
	Beach Petroleum, Ltd.	500,099	316
	Ansell Ltd.	39,687	280
*	Iluka Resources Ltd.	76,078	175
			64,301
Austria (0.0%)
	Oesterreichische Post AG	19,555	561
*	BETandWIN.com Interactive Entertainment AG	8,217	360
			921
Belgium (0.2%)
	Delhaize Group	40,000	2,816
	Groupe Bruxelles Lambert SA	30,257	2,218
	Anheuser-Busch InBev NV	45,412	1,647
			6,681
Brazil (1.2%)
	Banco do Brasil SA	1,497,916	16,168
	Itau Unibanco Banco Multiplo SA	607,882	9,623
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	371,925	7,962
	Petroleo Brasileiro SA Series A ADR	112,200	3,743
	Vale SA Preferred ADR	74,600	1,145
	Centrais Electricas Brasileiras SA Pfd. B Shares	73,400	952
	Metalurgica Gerdau SA	65,200	854
	Companhia de Saneamento Basico do Estado de Sao Paulo	26,800	400
	Companhia de Ferro Ligas da Bahia Pfd.	75,400	311
			41,158
Canada (2.7%)
	Rogers Communications, Inc. Class B	757,200	19,465
	Bombardier Inc. Class B	4,191,952	12,434
	Imperial Oil Ltd.	253,800	9,845
	Petro-Canada	248,100	9,581
	EnCana Corp.	178,700	8,860
	BCE Inc.	396,765	8,187
	Talisman Energy, Inc.	483,100	6,940
	Nexen Inc.	261,586	5,683
*,^	ACE Aviation Holdings, Inc.	410,000	1,868

	Onex Corp.	83,300	1,432
^	Ritchie Brothers Auctioneers Inc.	54,510	1,278
	Metro Inc.	33,700	1,102
	Fairfax Financial Holdings Ltd.	3,550	886
*	CGI Group Inc.	95,200	846
	Royal Bank of Canada	19,800	810
^	Groupe Aeroplan, Inc.	58,600	416
*	Catalyst Paper Corp.	1,158,844	169
*	Fraser Papers Inc.	337,960	19
	Canadian Imperial Bank of Commerce	241	12
*	Nortel Networks Corp.	241,295	11
			89,844
Chile (0.1%)
	Enersis SA ADR	232,900	4,302
	Banco Santander Chile SA ADR	6,600	308
			4,610
China (1.0%)
	China Construction Bank	10,982,000	8,462
	Bank of China	14,493,000	6,863
	Tsingtao Brewery Co., Ltd.	2,150,000	6,799
	China Petroleum & Chemical Corp.	7,214,000	5,462
	China Telecom Corp. Ltd.	5,688,000	2,823
	China National Building Material Co., Ltd.	738,000	1,419
	China Mobile (Hong Kong) Ltd.	124,500	1,247
	China Citic Bank	462,000	298
			33,373
Czech Republic (0.2%)
	Ceske Energeticke Zavody a.s.	135,500	6,056

Denmark (0.5%)
*	Vestas Wind Systems A/S	65,019	4,666
*,^	William Demant A/S	56,130	2,907
	Coloplast A/S B Shares	32,210	2,215
*	GN Store Nord A/S	420,379	1,680
	Novo Nordisk A/S B Shares	29,057	1,583
	AP Moller-Maersk A/S B Shares	200	1,198
	Carlsberg A/S B Shares	15,066	966
*	Danske Bank A/S	23,524	406
	Bang & Olufsen A/S B Shares	33,672	230
			15,851
Egypt (0.1%)
	Al Ezz Steel Rebars SAE	1,553,777	3,361
	Egyptian Financial Group-Hermes Holding SAE	223,300	907
			4,268
Finland (0.6%)
	Nokia Oyj	660,962	9,681
	Sampo Oyj A Shares	236,523	4,472
	Metso Oyj	145,621	2,726
*	Stora Enso Oyj R Shares	208,168	1,101
	TietoEnator Oyj B Shares	62,105	827
	Wartsila Oyj B Shares	12,083	390
			19,197
France (5.4%)
	Sanofi-Aventis	836,808	49,447

	France Telecom SA	1,636,094	37,227
	BNP Paribas SA	242,121	15,789
	ArcelorMittal(Amsterdam Shares)	458,262	15,165
*	Renault SA	249,400	9,215
	Credit Agricole SA	593,173	7,437
^	European Aeronautic Defence and Space Co.	437,538	7,106
	Total SA	103,877	5,630
	Societe Generale Class A	80,570	4,423
	Carrefour SA	83,950	3,600
	Lagardere S.C.A.	99,687	3,324
	Thales SA	64,812	2,910
	Legrand SA	130,665	2,859
	Neopost SA	31,254	2,814
	Cie. de St. Gobain SA	72,879	2,452
	Axa	117,068	2,216
	SCOR SA	89,617	1,841
*	Alcatel-Lucent ADR	509,351	1,263
*	Groupe Eurotunnel SA Warrants Exp. 12/30/11	7,192,966	1,140
	Essilor International SA	22,218	1,063
^	Electricite de France	20,575	1,005
	Nexans SA	17,819	952
	Societe BIC SA	15,210	876
	Valeo SA	46,215	853
	Atos Origin SA	22,838	778
	SA des Ciments Vicat	9,138	527
*,^	Groupe Eurotunnel SA	83,076	472
	Cap Gemini SA	7,880	292
			182,676
Germany (3.8%)
	E.On AG	630,438	22,379
	BASF AG	362,124	14,428
	Bayer AG	211,061	11,342
	Allianz AG	114,300	10,543
	Deutsche Bank AG	171,603	10,432
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	73,200	9,890
	Deutsche Post AG	717,685	9,371
	Deutsche Lufthansa AG	745,472	9,362
	RWE AG	97,430	7,683
	Deutsche Telekom AG	493,000	5,829
	Fresenius Medical Care AG	107,534	4,832
	Daimler AG (Registered)	118,662	4,309
	Bayerische Motoren Werke AG	45,687	1,726
*	Infineon Technologies AG	460,606	1,677
	Celesio AG	49,942	1,147
	Siemens AG	11,664	807
	SAP AG	16,320	658
	Fresenius Medical Care AG ADR	11,744	529
*,^	Q-Cells AG	22,500	460
			127,404
Greece (0.0%)
	Bank of Cyprus Public Co. Ltd.	161,117	910

Hong Kong (1.5%)
	New World Development Co., Ltd.	8,333,275	15,000

	Henderson Land Development Co. Ltd.	1,033,000	5,894
	First Pacific Co. Ltd.	10,152,000	5,814
	Television Broadcasts Ltd.	1,126,000	4,510
	Wheelock and Co. Ltd.	1,603,000	4,120
^	Midland Holdings Ltd.	4,718,000	2,857
	Hong Kong and Shanghai Hotels Ltd.	2,826,477	2,828
	Hong Kong Aircraft & Engineering Co., Ltd.	226,000	2,626
	SmarTone Telecommunications Ltd.	3,036,790	1,866
	Mandarin Oriental International Ltd.	766,690	1,015
	Hong Kong Exchanges & Clearing Ltd.	54,000	835
	Next Media Ltd.	4,782,000	645
*	I-Cable Communications Ltd.	6,561,000	609
	Esprit Holdings Ltd.	56,346	313
	Silver Grant International Industries Ltd.	1,752,000	259
			49,191
India (1.5%)
	Bank of India	1,834,269	13,470
	Tata Iron and Steel Co. Ltd.	1,086,688	8,827
	Punjab National Bank Ltd.	540,514	7,635
	State Bank of India GDR	66,230	4,708
	Bank of Baroda	493,517	4,580
	Oil and Natural Gas Corp. Ltd.	158,292	3,520
*	Canara Bank Ltd.	370,088	2,024
	Gail India Ltd.	191,824	1,153
	State Bank of India	31,439	1,143
*	IFCI Ltd.	931,692	1,016
	Union Bank of India Ltd.	174,181	877
	Indian Overseas Bank	180,516	325
*	Dena Bank Ltd.	200,586	232
*	Vijaya Bank	243,810	232
	Industrial Development Bank of India Ltd.	98,396	225
			49,967
Indonesia (0.4%)
*	PT Semen Gresik Tbk	11,586,500	5,536
*	PT Bank Indonesia Tbk	70,022,036	4,496
	PT Indofood Sukses Makmur Tbk	11,106,500	2,045
	PT Gudang Garam Tbk	1,149,900	1,409
*	PT Matahari Putra Prima Tbk	19,910,800	1,401
*	PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	13,353,807	320
	PT Citra Marga Nusaphala Persada Tbk	1,709,500	157
*	PT Mulia Industrindo Tbk	921,000	27
*	PT Matahari Putra Prima Tbk Warrants Exp. 7/21/10	3,859,975	8
			15,399
Ireland (0.1%)
	CRH PLC	61,153	1,406
	DCC PLC	28,986	598
	Fyffes PLC	1,283,082	594
	Paddy Power PLC	16,052	373
	Independent News & Media PLC	936,699	326
	Paddy Power PLC (U.K. Shares)	9,642	225
	Total Produce PLC	389,036	168
	Anglo Irish Bank Corp. PLC	122,273	37
			3,727

Israel (0.4%)
	Partner Communications Co. Ltd.	367,010	6,269
	Bezeq Israeli Telecommunication Corp., Ltd.	2,686,300	4,959
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	27,200	1,342
			12,570
Italy (1.7%)
	Eni SpA	521,200	12,361
^	Enel SpA	2,129,680	10,397
*	Intesa Sanpaolo SpA	2,077,600	6,714
	Telecom Italia SpA	4,642,300	6,437
	Saipem SpA	186,440	4,555
*	Fiat SpA	376,976	3,801
*	Luxottica Group SpA ADR	179,800	3,736
	Telecom Italia SpA RNC	2,707,300	2,667
*	Pirelli & C. Accomandita per Azioni SpA	5,809,174	2,037
*	UniCredit SpA	752,718	1,904
*	Luxottica Group SpA	61,709	1,284
*	Banco Popolare SpA	94,543	707
	Finmeccanica SpA	39,845	562
*	Natuzzi SpA-Sponsored ADR	50,700	96
			57,258
Japan (9.3%)
	Sumitomo Mitsui Financial Group, Inc.	868,300	35,136
	Nippon Telegraph and Telephone Corp.	667,500	27,184
	Sony Corp.	878,700	22,924
	Mitsui & Co., Ltd.	1,394,200	16,521
	Nissan Motor Co., Ltd.	2,458,200	14,919
	Marubeni Corp.	3,253,000	14,387
	Hitachi Ltd.	3,701,000	11,518
	Mitsubishi Corp.	592,400	10,932
	Daito Trust Construction Co., Ltd.	219,200	10,336
	Fujitsu Ltd.	1,773,000	9,631
	Fast Retailing Co., Ltd.	66,500	8,667
	Sharp Corp.	721,000	7,480
	Mitsubishi Chemical Holdings Corp.	1,509,000	6,383
	Nippon Oil Corp.	756,000	4,452
	Seiko Epson Corp.	267,400	4,364
	Toyo Seikan Kaisha Ltd.	182,300	3,857
	West Japan Railway Co.	1,159	3,833
	Aisin Seiki Co., Ltd.	162,500	3,511
	Kao Corp.	160,000	3,482
	Yamato Holdings Co., Ltd.	226,000	3,005
	Nippon Sheet Glass Co., Ltd.	952,000	2,774
	Mitsubishi UFJ Financial Group	445,000	2,748
*,^	Shinsei Bank, Ltd.	1,697,000	2,709
*	NEC Corp.	660,000	2,582
	Sumitomo Electric Industries Ltd.	224,900	2,521
	Toyota Tsusho Corp.	159,600	2,364
	KDDI Corp.	434	2,303
	Matsushita Electric Works, Ltd.	230,000	2,174
	Astellas Pharma Inc.	60,700	2,143
	Secom Co., Ltd.	50,800	2,062
	Tokyo Gas Co., Ltd.	577,000	2,061
	Kawasaki Heavy Industries Ltd.	733,000	2,019
	JS Group Corp.	125,100	1,931
	Nippon Sanso Corp.	196,000	1,873

	Mitsui Sumitomo Insurance Group Holdings, Inc.	70,400	1,842
	Hitachi Chemical Co., Ltd.	111,600	1,797
	Kyowa Hakko Kogyo Co.	155,000	1,749
	Takeda Pharmaceutical Co. Ltd.	44,200	1,718
	Canon, Inc.	52,600	1,718
	Toyota Motor Corp.	44,200	1,671
	Isetan Mitsukoshi Holdings Ltd.	163,300	1,661
	NTT DoCoMo, Inc.	1,083	1,584
	Fukuoka Financial Group, Inc.	354,000	1,583
	Asahi Breweries Ltd.	109,300	1,566
	Dai-Nippon Printing Co., Ltd.	108,000	1,479
	Sekisui House Ltd.	136,000	1,377
	Sompo Japan Insurance Inc.	206,000	1,373
^	Mizuho Financial Group, Inc.	590,000	1,371
	East Japan Railway Co.	22,400	1,349
	Ajinomoto Co., Inc.	169,000	1,337
	Denso Corp.	51,400	1,317
	Namco Bandai Holdings Inc.	108,150	1,186
	Leopalace21 Corp.	127,800	1,142
	Bank of Yokohama Ltd.	211,000	1,129
	Kinden Corp.	125,000	1,098
	Japan Tobacco, Inc.	347	1,085
	Sumitomo Forestry Co.	128,000	1,084
	Tokyo Electric Power Co.	41,300	1,062
	Yamada Denki Co., Ltd.	18,060	1,051
	Seven and I Holdings Co., Ltd.	44,700	1,048
	Toppan Forms Co., Ltd.	80,200	1,027
	Ohbayashi Corp.	208,000	1,018
	Yaskawa Electric Corp.	153,000	1,016
	Tanabe Seiyaku Co., Ltd.	88,000	1,011
	Alfresa Holdings Corp.	21,400	989
	Shiseido Co., Ltd.	59,000	965
	Marui Co., Ltd.	130,200	911
	NSK Ltd.	178,000	901
	Olympus Corp.	38,000	895
	Rohm Co., Ltd.	12,200	890
	Shimizu Corp.	167,000	725
	NTT Data Corp.	220	710
	Ryosan Co., Ltd.	29,800	701
	Dai Nippon Pharmaceutical Co., Ltd.	80,000	698
	Ricoh Co.	54,000	696
	Toppan Printing Co., Ltd.	68,000	685
	Nippon Meat Packers, Inc.	53,000	667
	Nippon Suisan Kaisha Ltd.	249,000	653
	TDK Corp.	13,800	648
	Yamatake Corp.	31,800	634
*	NEC Electronics Corp.	65,300	593
^	Takefuji Corp.	107,660	587
	Nippon Mining Holdings Inc.	113,000	584
	Tokyo Electron Ltd.	12,000	579
	Idemitsu Kosan Co. Ltd.	6,600	565
	Onward Kashiyama Co., Ltd.	86,000	553
	Nippon Express Co., Ltd.	114,000	517
	Tokyo Ohka Kogyo Co., Ltd.	25,800	499
	Omron Corp.	33,700	488

	Hitachi Metals Ltd.	47,000	400
	Nintendo Co.	1,200	332
	Fujitsu Fronttec Ltd.	32,100	323
	Fuji Heavy Industries Ltd.	78,000	315
	TonenGeneral Sekiyu K.K.	28,000	285
	Fuji Television Network, Inc.	151	227
	Noritake Co., Ltd.	58,000	191
	Inabata & Co., Ltd.	22,700	92
			314,733
Malaysia (0.8%)
	Bumiputra-Commerce Holdings Bhd.	3,193,119	8,198
	Resorts World Bhd.	9,447,000	7,235
	AMMB Holdings Bhd.	3,927,587	3,766
	Sime Darby Bhd.	1,875,457	3,700
	British American Tobacco Bhd.	165,000	2,099
	Malaysian Airline System Bhd.	1,605,433	1,395
	Telekom Malaysia Bhd.	1,218,275	1,014
	Multi-Purpose Holdings Bhd.	1,824,900	725
	Carlsberg Brewery Malaysia Bhd.	109,600	118
	Malaysian Airlines System Cvt. Pfd.	183,333	40
			28,290
Mexico (0.4%)
	America Movil SA de CV	4,055,100	7,850
	America Movil SA de CV Series L ADR	87,900	3,404
	Telefonos de Mexico SA	1,686,000	1,375
	Wal-Mart de Mexico SA	298,100	882
	Telefonos de Mexico SA Class L ADR	33,943	550
	Telmex Internacional SAB Class L ADR	33,620	425
			14,486
Morocco (0.0%)
	Maroc Telecom	22,195	417

Netherlands (1.2%)
	ING Groep NV	869,600	8,810
	Unilever NV	225,387	5,451
	Koninklijke Ahold NV	433,600	4,999
	Koninklijke KPN NV	329,272	4,543
	Heineken NV	89,157	3,323
	Wolters Kluwer NV	133,066	2,334
*	Randstad Holding NV	83,600	2,323
	Koninklijke Boskalis Westminster NV	98,736	2,248
	Koninklijke (Royal) Philips Electronics NV	117,237	2,165
	Reed Elsevier NV	167,800	1,855
	Koninklijke DSM NV	27,523	866
	Akzo Nobel NV	15,434	682
	Eurocastle Investment Ltd.	275,977	128
			39,727
New Zealand (0.0%)
	Telecom Corp. of New Zealand Ltd.	284,906	500
	PGG Wrightson Ltd.	24,469	18
			518
Norway (0.4%)
	StatoilHydro ASA	607,890	12,008
*	DnB NOR ASA	203,710	1,556

	Seadrill Ltd.	52,833	761
			14,325
Philippines (0.9%)
	Ayala Corp.	2,160,613	11,861
	Globe Telecom, Inc.	426,680	8,407
	ABS-CBN Broadcasting Corp.	10,077,900	4,544
	Jollibee Foods Corp.	2,065,400	2,099
	Banco De Oro	1,248,200	815
	DMCI Holdings, Inc.	5,230,000	705
*	Benpres Holdings Corp.	15,742,000	645
			29,076
Poland (0.2%)
	KGHM Polska Miedz SA	259,267	6,669

Russia (0.7%)
	LUKOIL Sponsored ADR	312,600	13,906
	MMC Norilsk Nickel ADR	707,421	6,521
	OAO Gazprom-Sponsored ADR (London Shares)	115,700	2,349
	OAO Gazprom-Sponsored ADR (U.S. Line)	15,167	308
			23,084
Singapore (2.0%)
	Jardine Matheson Holdings Ltd.	935,102	25,558
	Jardine Strategic Holdings Ltd.	1,272,400	18,713
	DBS Group Holdings Ltd.	1,238,000	10,037
	Great Eastern Holdings Ltd.	733,000	5,328
*	STATS ChipPAC Ltd.	8,551,000	3,708
	GuocoLeisure Ltd.	4,656,000	1,232
	Golden Agri-Resources Ltd.	3,796,069	989
	United Industrial Corp., Ltd.	377,000	468
*	Genting Singapore PLC	884,370	414
	Noble Group Ltd.	228,000	284
	Yellow Pages (Singapore) Ltd.	704,000	164
*	Golden Agri-Resources Ltd. Rights Exp. 7/16/09	645,331	89
			66,984
South Africa (1.4%)
	Standard Bank Group Ltd.	1,133,695	13,042
	Hosken Consolidated Investments Ltd.	1,455,870	8,601
	RMB Holdings Ltd.	1,620,811	4,926
	Sun International Ltd.	464,839	4,608
	Nedbank Group Ltd.	286,318	3,645
	Naspers Ltd.	129,700	3,416
	FirstRand Ltd.	1,566,606	2,860
	Anglo Platinum Ltd.	19,348	1,371
	Clicks Holdings Ltd.	373,513	888
	Gold Fields Ltd.	69,695	842
	Aveng Ltd.	184,935	840
	JD Group Ltd.	145,983	766
	AngloGold Ltd.	20,395	747
	City Lodge Hotels Ltd.	70,616	632
	Discovery Holdings, Ltd.	74,638	250
	Mondi Ltd.	14,534	64
			47,498
South Korea (2.6%)
	LG. Philips LCD Co., Ltd.	769,170	19,180

	LG Electronics Inc.	194,534	17,771
*	KB Financial Group, Inc.	360,100	12,005
	Samsung Electronics Co., Ltd.	25,630	11,850
	KT Corp.	247,775	7,148
	LG Corp.	142,514	6,775
	Hana Financial Group Inc.	307,000	6,540
	SK Holdings Co. Ltd.	35,691	2,967
[2]	Samsung Electronics Co., Ltd. GDR	5,600	1,311
	Hyundai Mipo Dockyard Co., Ltd.	4,513	445
	SK Telecom Co., Ltd.	2,930	399
	POSCO	1,000	332
*	Korea Electric Power Corp.	5,000	116
			86,839
Spain (0.8%)
	Telefonica SA	557,800	12,667
^	Acerinox SA	226,282	4,204
	Banco Santander SA	320,785	3,878
	Acciona SA	27,507	3,397
	Industria de Diseno Textil SA	34,291	1,650
	Viscofan SA	53,995	1,154
	Prosegur Cia de Seguridad SA (Registered)	30,977	997
	Banco Santander SA ADR	17,216	208
			28,155
Sweden (1.2%)
	Telefonaktiebolaget LM Ericsson AB Class B	1,474,125	14,522
	Svenska Cellulosa AB B Shares	696,450	7,332
	Svenska Handelsbanken AB A Shares	268,290	5,088
*	Electrolux AB Series B	315,700	4,417
	Assa Abloy AB	190,100	2,658
	Atlas Copco AB B Shares	249,834	2,270
^	Investor AB A Shares	89,516	1,337
	Investor AB B Shares	78,468	1,213
^	Hoganas AB B Shares	52,700	570
^	Modern Times Group AB B Shares	15,780	440
	TeliaSonera AB	63,500	334
			40,181
Switzerland (1.3%)
	Roche Holdings AG	45,619	6,216
*	UBS AG	461,439	5,666
	Adecco SA (Registered)	127,492	5,329
	Novartis AG (Registered)	130,269	5,303
	Nestle SA (Registered)	132,750	5,012
	Schindler Holding AG (Bearer Participation Certificates)	54,141	3,368
*	Compagnie Financiere Richemont SA	135,787	2,831
	Geberit AG	21,715	2,675
*	Logitech International SA	89,777	1,248
	ABB Ltd.	76,500	1,208
	Julius Baer Holding, Ltd.	29,300	1,140
	Swiss Re (Registered)	30,000	997
*	Clariant AG	104,066	659
	Sonova Holding AG	5,738	467
	Publigroupe SA	4,579	345
			42,464

Taiwan (2.4%)
	AU Optronics Corp.	25,772,558	24,879
	Fubon Financial Holding Co., Ltd.	18,761,000	17,454
	Quanta Computer Inc.	7,392,830	11,880
	Compal Electronics Inc.	11,938,329	9,655
	Siliconware Precision Industries Co.	3,539,017	4,095
	United Microelectronics Corp.	10,953,956	3,691
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,082,892	3,418
	Taiwan Cooperative Bank	4,064,000	2,331
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	147,640	1,389
	Taishin Financial Holdings	2,918,000	1,088
*	Tatung Co., Ltd.	2,933,000	720
	Mitac International Corp.	1,743,000	692
	Inventec Co., Ltd.	587,000	338
	Yageo Corp.	1,392,000	280
*	Gigabyte Technology Co., Ltd.	314,000	182
			82,092
Thailand (0.9%)
	Advanced Info Service Public Co., Ltd. (Foreign)	2,830,800	7,496
	Siam Cement Public Co. Ltd. Non-Voting Depositary Receipt	986,200	4,474
	PTT Public Co. Ltd. (Foreign)	635,600	4,347
	Kasikornbank Public Co. Ltd. (Foreign)	1,847,000	3,909
	Siam Cement Public Co. Ltd. (Foreign)	664,300	3,131
	Thanachart Capital Public Co. Ltd. (Foreign)	3,856,900	1,546
	MBK Development Public Co. Ltd. (Foreign)	813,400	1,275
	GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	2,917,000	1,199
	Land and Houses Public Co. Ltd. (Foreign)	6,191,900	977
	GMM Grammy Public Co. Ltd. (Foreign)	1,688,200	694
	Post Publishing Public Co. Ltd. (Foreign)	1,300,000	191
	Matichon PLC (Foreign)	625,000	126
			29,365
Turkey (0.4%)
*	Turkiye Garanti Bankasi A.S.	2,841,100	7,595
*	Dogan Sirketler Grubu Holding A.S.	5,469,582	3,933
	Turk Hava Yollari Anonim Ortakligi	1,070,975	1,602
*	Turkiye Vakiflar Bankasi T.A.O.	826,048	1,233
			14,363
United Kingdom (9.2%)
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	2,751,336	68,941
	Vodafone Group PLC	14,163,401	27,547
	BP PLC	2,061,364	16,288
	Barclays PLC	3,301,517	15,342
	Lloyds Banking Group PLC	10,912,569	12,580
	Centrica PLC	3,102,300	11,407
	GlaxoSmithKline PLC	612,100	10,812
	Associated British Foods PLC	710,900	8,956
	Aviva PLC	1,570,330	8,842
	AstraZeneca Group PLC	194,970	8,597
	Rolls-Royce Group PLC	1,291,379	7,721
*	Wolseley PLC	317,324	6,075
	Capita Group PLC	447,029	5,271
	Reckitt Benckiser Group PLC	114,861	5,245
	Royal Dutch Shell PLC Class B	200,155	5,039
	Diageo PLC	321,745	4,621
	Tesco PLC	781,384	4,563
*	Anglo American PLC	137,702	4,002

	Intertek Testing Services PLC	217,608	3,743
	Drax Group PLC	516,500	3,739
	BHP Billiton PLC	161,076	3,630
	BAE Systems PLC	645,876	3,609
	Cable and Wireless PLC	1,615,001	3,545
^	Thomas Cook Group PLC	892,975	3,026
	The Sage Group PLC	997,935	2,932
	TUI Travel PLC	765,120	2,925
	ICAP PLC	384,958	2,867
	British American Tobacco PLC	103,762	2,864
	Compass Group PLC	489,496	2,763
	Bunzl PLC	320,744	2,660
	Arriva PLC	357,337	2,392
	Carnival PLC	88,987	2,370
	Invensys PLC	636,107	2,349
	Reed Elsevier PLC	305,984	2,286
*	Informa PLC	485,273	1,753
	Rio Tinto PLC	50,056	1,734
	Provident Financial PLC	131,580	1,720
	Michael Page International PLC	406,363	1,598
	Rexam PLC	301,330	1,416
	HSBC Holdings PLC	168,110	1,401
	WPP PLC	193,113	1,284
	Stagecoach Group PLC	589,519	1,233
	ITV PLC	1,997,353	1,155
	Ladbrokes PLC	353,483	1,071
	BT Group PLC	612,640	1,026
	Smiths Group PLC	87,521	1,013
*	Cairn Energy PLC	25,719	994
	Amec PLC	85,291	919
	Antofagasta PLC	90,777	881
*	Sportingbet PLC	912,747	859
	Hays PLC	605,818	857
	Aggreko PLC	87,698	750
	Next PLC	30,890	748
*	Galiform PLC	1,285,986	748
	Homeserve PLC	27,858	688
*	Royal Bank of Scotland Group PLC	1,028,758	654
*	The Berkeley Group Holdings PLC	48,842	647
	Royal & Sun Alliance Insurance Group PLC	320,989	637
^	Carphone Warehouse PLC	208,373	543
	3i Group PLC	135,323	541
	Man Group PLC	116,750	535
	Devro PLC	330,762	499
	Enterprise Inns PLC	235,093	484
	International Personal Finance	331,088	400
^	HMV Group PLC	215,229	400
	Tullett Prebon PLC	78,331	383
	LogicaCMG PLC	232,519	303
*	Rio Tinto PLC Rights Exp. 7/2/09	26,279	302
	Daily Mail and General Trust PLC	57,575	270
	Regus PLC	202,633	217
^	Yell Group PLC	484,105	210
	Mondi PLC (South African Shares)	36,336	128
	Northgate PLC	45,511	74

*,^	Bradford & Bingley PLC	642,595	—
			310,624
United States (35.3%)
Consumer Discretionary (6.1%)
	Cablevision Systems NY Group Class A	1,429,492	27,746
	Time Warner Inc.	619,955	15,617
*	Priceline.com, Inc.	116,762	13,025
*	Amazon.com, Inc.	140,466	11,751
	CBS Corp.	1,484,482	10,273
*	Liberty Global, Inc. Class A	504,382	8,015
*,^	Blue Nile Inc.	182,338	7,839
	Macy's Inc.	614,500	7,227
	J.C. Penney Co., Inc. (Holding Co.)	237,300	6,813
*	Liberty Global, Inc. Series C	415,931	6,576
*	Viacom Inc. Class B	263,300	5,977
	Home Depot, Inc.	225,200	5,321
	Pulte Homes, Inc.	586,383	5,178
	Time Warner Cable Inc.	155,615	4,928
*	Liberty Media Corp.	181,308	4,850
	American Greetings Corp. Class A	410,976	4,800
	News Corp., Class B	431,000	4,556
	Comcast Corp. Class A	299,000	4,332
	Lowe's Cos., Inc.	221,700	4,303
	News Corp., Class A	472,100	4,301
	Aaron Rents, Inc.	137,600	4,103
	Sotheby's	260,939	3,682
	KB Home	226,197	3,094
*	Discovery Communications Inc. Class A	130,290	2,938
*	DISH Network Corp.	171,600	2,782
*	Discovery Communications Inc. Class C	130,648	2,682
*	Hanesbrands Inc.	140,119	2,103
*	Rent-A-Center, Inc.	110,992	1,979
	Foot Locker, Inc.	186,900	1,957
	International Game Technology	116,600	1,854
	The Buckle, Inc.	51,100	1,623
	Omnicom Group Inc.	44,063	1,391
*	Carter's, Inc.	55,354	1,362
*	Liberty Media Corp.-Interactive Series A	225,367	1,129
	PRIMEDIA Inc.	539,135	1,084
*	Mohawk Industries, Inc.	21,609	771
*	Bed Bath & Beyond, Inc.	23,300	716
*	Liberty Media Corp.-Capital Series A	43,899	595
	CBS Corp. Class A	85,148	592
*	Lincoln Educational Services	27,600	578
	The Walt Disney Co.	24,700	576
	UniFirst Corp.	13,900	517
*	Ascent Media Corp.	13,402	356
*	Hot Topic, Inc.	46,195	338
*	The Warnaco Group, Inc.	10,400	337
*	HSN, Inc.	28,100	297
	Sherwin-Williams Co.	5,502	296
*	CC Media Holdings, Inc.	292,110	277
*	Timberland Co.	20,100	267
*	Pre-Paid Legal Services, Inc.	5,300	231

	Cato Corp. Class A	11,900	208
*	Blockbuster Inc. Class B	470,128	183
*	Kirkland's, Inc.	13,450	162
	D. R. Horton, Inc.	13,561	127
	Brinker International, Inc.	3,868	66
*	Fleetwood Enterprises, Inc.	2,250,448	18
*	Sun-Times Media Group, Inc.	130,959	1
			204,700
Consumer Staples (5.9%)
	Altria Group, Inc.	3,276,345	53,699
	Wal-Mart Stores, Inc.	647,599	31,370
	Costco Wholesale Corp.	496,733	22,701
	The Kroger Co.	960,547	21,180
	Archer-Daniels-Midland Co.	360,300	9,645
	Safeway, Inc.	399,983	8,148
	The Pepsi Bottling Group, Inc.	214,500	7,259
	Philip Morris International Inc.	147,202	6,421
	Walgreen Co.	177,690	5,224
	Bunge Ltd.	84,600	5,097
	The Estee Lauder Cos. Inc. Class A	141,972	4,638
	Herbalife Ltd.	123,270	3,888
*	Fresh Del Monte Produce Inc.	231,609	3,766
	Lorillard, Inc.	48,300	3,273
	PepsiCo, Inc.	56,849	3,124
*	Darling International, Inc.	339,746	2,242
	Nash-Finch Co.	72,300	1,957
	Lancaster Colony Corp.	42,962	1,893
	Del Monte Foods Co.	201,347	1,889
*	Central Garden & Pet Co. Class A	112,730	1,110
*	The Pantry, Inc.	64,980	1,079
	Whole Foods Market, Inc.	31,200	592
	Weis Markets, Inc.	5,900	198
	Imperial Sugar Co.	8,204	99
			200,492
Energy (2.5%)
	ExxonMobil Corp.	365,300	25,538
	Apache Corp.	149,100	10,758
	ConocoPhillips Co.	231,200	9,724
	Chevron Corp.	143,650	9,517
	Anadarko Petroleum Corp.	169,600	7,698
	Sunoco, Inc.	230,700	5,352
	Devon Energy Corp.	72,100	3,929
	Tesoro Corp.	242,000	3,081
	EOG Resources, Inc.	40,159	2,728
	Schlumberger Ltd.	23,786	1,287
	World Fuel Services Corp.	21,500	886
*	Western Refining, Inc.	112,073	791
	Overseas Shipholding Group Inc.	20,500	698
*	National Oilwell Varco Inc.	18,814	614
	Baker Hughes Inc.	11,500	419
*	Dresser Rand Group, Inc.	11,600	303
*	Cal Dive International, Inc.	27,200	235
			83,558

Financials (5.6%)
	State Street Corp.	652,285	30,788
*	Berkshire Hathaway Inc. Class B	5,744	16,633
	MetLife, Inc.	345,500	10,368
	The Travelers Cos., Inc.	221,100	9,074
	Legg Mason Inc.	350,053	8,534
	The Goldman Sachs Group, Inc.	56,700	8,360
	Bank of America Corp.	612,380	8,083
	Rayonier Inc. REIT	222,100	8,073
	New York Community Bancorp, Inc.	628,600	6,720
	Bank of New York Mellon Corp.	214,900	6,299
	Torchmark Corp.	150,400	5,571
	Morgan Stanley	174,550	4,976
	Lazard Ltd. Class A	180,103	4,848
	Ventas, Inc. REIT	161,500	4,822
	JPMorgan Chase & Co.	140,122	4,780
	Moody's Corp.	164,778	4,342
	SL Green Realty Corp. REIT	182,358	4,183
*	CB Richard Ellis Group, Inc.	356,706	3,339
*	PHH Corp.	183,426	3,335
*	MBIA, Inc.	716,565	3,103
	Mercury General Corp.	87,500	2,925
	The Hartford Financial Services Group Inc.	231,400	2,747
	American Express Co.	105,380	2,449
	Prosperity Bancshares, Inc.	72,256	2,155
	MGIC Investment Corp.	440,500	1,938
	Fidelity National Financial, Inc. Class A	134,600	1,821
*	Conseco, Inc.	743,031	1,761
	Protective Life Corp.	150,213	1,718
	NewAlliance Bancshares, Inc.	143,300	1,648
	PS Business Parks, Inc. REIT	31,329	1,518
*	Markel Corp.	5,270	1,485
	Genworth Financial Inc.	177,100	1,238
	M & T Bank Corp.	21,900	1,115
	Bank of Hawaii Corp.	24,300	871
	CVB Financial Corp.	141,603	845
*	Progressive Corp. of Ohio	55,570	840
^	Citigroup Inc.	263,048	781
	First Financial Bankshares, Inc.	14,300	720
	Republic Bancorp, Inc. Class A	27,308	617
	American Financial Group, Inc.	19,400	419
	Provident Financial Services Inc.	45,320	412
	Turkiye Garanti Bankasi A.S.	149,300	399
	Community Bank System, Inc.	18,200	265
	Allied World Assurance Holdings, Ltd.	6,074	248
	UMB Financial Corp.	6,000	228
	Ameriprise Financial, Inc.	9,332	227
	Washington Mutual, Inc.	166,300	17
*,3	J.G. Wentworth Inc.	147,900	2
			187,640
Health Care (5.9%)
	Pfizer Inc.	4,014,500	60,218
	AmerisourceBergen Corp.	1,643,542	29,156
	CIGNA Corp.	831,399	20,028
	Merck & Co., Inc.	659,100	18,429
	Eli Lilly & Co.	329,100	11,400

	UnitedHealth Group Inc.	445,400	11,126
*	Watson Pharmaceuticals, Inc.	297,200	10,013
	Schering-Plough Corp.	305,900	7,684
	Cardinal Health, Inc.	235,800	7,204
*	Community Health Systems, Inc.	271,600	6,858
*	WellPoint Inc.	52,938	2,694
	Johnson & Johnson	28,000	1,590
*	Gentiva Health Services, Inc.	77,300	1,272
*	Mylan Inc.	92,900	1,212
	Bristol-Myers Squibb Co.	52,000	1,056
*	Health Management Associates Class A	209,900	1,037
	IMS Health, Inc.	79,918	1,015
*	Emergency Medical Services LP Class A	25,200	928
	PDL BioPharma Inc.	109,930	869
	Omnicare, Inc.	30,382	783
*	Patterson Companies, Inc.	34,392	746
*	Kindred Healthcare, Inc.	59,522	736
*	Varian Medical Systems, Inc.	19,000	668
*	Medco Health Solutions, Inc.	13,800	629
*	Questcor Pharmaceuticals, Inc.	97,910	490
			197,841
Industrials (1.4%)
	Watson Wyatt & Co. Holdings	194,068	7,283
*	Kansas City Southern	330,250	5,320
	Viad Corp.	304,386	5,241
*	Delta Air Lines Inc.	727,641	4,213
	L-3 Communications Holdings, Inc.	60,300	4,184
	Raytheon Co.	78,280	3,478
*	AMR Corp.	617,930	2,484
	Pitney Bowes, Inc.	111,406	2,443
	R.R. Donnelley & Sons Co.	175,925	2,044
	The Brink's Co.	57,500	1,669
*	EMCOR Group, Inc.	69,276	1,394
*	Armstrong Worldwide Industries, Inc.	74,337	1,226
	Northrop Grumman Corp.	26,501	1,211
	The Timken Co.	66,674	1,139
*	US Airways Group Inc.	414,548	1,007
	Deere & Co.	22,424	896
*	AGCO Corp.	15,400	448
*	Hawaiian Holdings, Inc.	60,800	366
	Paragon Shipping, Inc.	90,700	331
*	Ultrapetrol Bahamas Ltd.	54,900	243
	Standex International Corp.	19,500	226
*	American Reprographics Co.	21,100	176
			47,022
Information Technology (6.0%)
	Automatic Data Processing, Inc.	959,800	34,015
	International Business Machines Corp.	212,600	22,200
*	Computer Sciences Corp.	421,500	18,672
	Accenture Ltd.	389,270	13,025
	Hewlett-Packard Co.	280,073	10,825
	Motorola, Inc.	1,606,500	10,651
*	Gartner, Inc. Class A	624,708	9,533
	Xerox Corp.	1,167,708	7,567

	Microsoft Corp.	289,820	6,889
	Corning, Inc.	404,744	6,500
*	eBay Inc.	367,531	6,296
*	Western Digital Corp.	236,700	6,272
*	Tech Data Corp.	171,800	5,619
*	Fiserv, Inc.	122,000	5,575
*	Lexmark International, Inc.	319,191	5,059
*	LSI Corp.	955,665	4,358
*	Tyco Electronics Ltd.	233,510	4,341
	Broadridge Financial Solutions LLC	261,500	4,336
*	EarthLink, Inc.	500,420	3,708
*	DST Systems, Inc.	58,663	2,168
*	3Com Corp.	407,581	1,920
*	Google Inc.	4,075	1,718
*	Unisys Corp.	1,053,138	1,590
*	Cisco Systems, Inc.	67,600	1,260
*	Compuware Corp.	174,735	1,199
*	Forrester Research, Inc.	43,700	1,073
	Black Box Corp.	31,279	1,047
*	SINA.com	27,000	796
*	Synopsys, Inc.	39,600	773
	Microchip Technology, Inc.	34,188	771
*	Perot Systems Corp.	40,400	579
	Fidelity National Information Services, Inc.	27,800	555
*	Adaptec, Inc.	173,900	461
*	JDA Software Group, Inc.	25,200	377
*	Dell Inc.	25,900	356
*	Integral Systems, Inc.	38,962	324
*	i2 Technologies, Inc.	8,700	109
			202,517
Materials (0.9%)
	Compass Minerals International, Inc.	90,000	4,942
	Scotts Miracle-Gro Co.	133,678	4,685
	Lubrizol Corp.	69,500	3,288
	International Paper Co.	203,100	3,073
	Eastman Chemical Co.	54,300	2,058
	Innophos Holdings Inc.	79,400	1,341
	Sonoco Products Co.	55,453	1,328
	Silgan Holdings, Inc.	26,300	1,290
	Ashland, Inc.	45,700	1,282
	Praxair, Inc.	17,943	1,275
*	Pactiv Corp.	57,600	1,250
	Olin Corp.	99,284	1,180
*	Owens-Illinois, Inc.	32,200	902
	Valspar Corp.	30,300	683
	Packaging Corp. of America	42,000	680
	Huntsman Corp.	130,200	655
	Celanese Corp. Series A	24,328	578
	Cliffs Natural Resources Inc.	15,313	375
	Rock-Tenn Co.	9,400	359
*	Crown Holdings, Inc.	11,400	275
	MeadWestvaco Corp.	15,200	249
	Glatfelter	27,000	240
*,^	AbitibiBowater, Inc.	218,435	115

	A. Schulman Inc.	5,400	82
			32,185
Telecommunication Services (1.0%)
	AT&T Inc.	663,700	16,486
*	Sprint Nextel Corp.	1,570,400	7,554
*	Cincinnati Bell Inc.	1,441,142	4,093
*	NII Holdings Inc.	210,335	4,011
*	Level 3 Communications, Inc.	2,150,482	3,247
			35,391
Utilities (0.0%)
*	Mirant Corp.	21,300	335

Total United States			1,191,681
Total Common Stocks (Cost $3,637,145)			3,196,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Convertible Bonds (0.1%)
Consumer Discretionary (0.0%)
	Sotheby's Cvt.	3.125%	6/15/13	787	620

Financials (0.0%)
	SL Green Realty Corp. Cvt.	3.000%	3/30/27	1,032	851

Industrials (0.0%)
	US Airways Group Inc. Cvt.	7.250%	5/15/14	184	124

Telecommunication Services (0.1%)
	Nii Holdings Cvt.	3.125%	6/15/12	2,998	2,305

Total Convertible Bonds (Cost $3,182)					3,900
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.7%)[1]
Money Market Fund (4.1%)
[4,5]	Vanguard Market Liquidity Fund	0.395%		138,984,845	138,985

				Face Amount ($000)
U.S. Government and Agency Obligations (0.6%)
[6,7]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	15,000	14,997
[6,7]	Federal National Mortgage Assn.	0.541%	7/30/09	5,000	4,999
					19,996
Total Temporary Cash Investments (Cost $158,969)					158,981
Total Investments (99.5%) (Cost $3,799,296)					3,359,814
Other Assets and Liabilities-Net (0.5%)[5,7]					17,073
Net Assets (100%)					3,376,887

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,591,000.
1		The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and -0.3%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of this security represented 0.00% of net assets.
3	Restricted security represents 0.00% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5	Includes $27,445,000 of collateral received for securities on loan.
6	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
7	Securities with a value of $19,996,000 and cash of $13,852,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Bonds, and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $3,813,794,000. Net unrealized depreciation of investment securities for tax purposes was $453,980,000, consisting of unrealized gains of $393,036,000 on securities that had risen in value since their purchase and $847,016,000 in unrealized losses on securities that had fallen in value since their purchase.

Global Equity Fund

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	290	66,374	(1,097)
Dow Jones EURO STOXX 50 Index	September 2009	1,327	44,635	(307)
FTSE 100 Index	September 2009	401	27,855	(327)
Topix Index	September 2009	179	17,151	87
S&P ASX 200 Index	September 2009	121	9,540	(5)
MSCI Taiwan Index	July 2009	182	4,193	10

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Global Equity Fund

At June 30, 2009 the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000)
9/23/09	EURO	17,935	USD	25,152	305
9/16/09	JPY	1,646,508	USD	17,081	170
9/23/09	GBP	8,527	USD	14,041	155
9/23/09	AUD	11,807	USD	9,484	248
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks – International Stocks	158,661	1,846,554	37
Common Stocks – U.S. Stocks	1,191,679	—	2
Convertible Bonds	—	3,900	—
Temporary Cash Investments	138,985	19,996	—
Futures Contracts—Liabilities[1]	(1,018)	—	—
Forward Currency Contracts—Assets	878	—	—
Total	1,489,790	1,870,450	39
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of September 30, 2008	1,775
Transfers in and/or out of Level 3	35
Change in Unrealized Appreciation (Depreciation)	(1,771)
Balance as of June 30, 2009	39

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (14.6%)
*	The Warnaco Group, Inc.	29,700	962
*	Aeropostale, Inc.	26,200	898
*	WMS Industries, Inc.	25,500	803
*	Jarden Corp.	37,900	711
*	CEC Entertainment Inc.	23,200	684
*	Rent-A-Center, Inc.	37,700	672
*	Big Lots Inc.	31,700	667
*	Marvel Entertainment, Inc.	18,500	658
*	The Gymboree Corp.	17,400	617
	Snap-On Inc.	19,200	552
*	Panera Bread Co.	10,900	543
	Polaris Industries, Inc.	16,600	533
*	Jos. A. Bank Clothiers, Inc.	15,200	524
*	Papa John's International, Inc.	20,915	518
*	The Children's Place Retail Stores, Inc.	18,900	499
*	P.F. Chang's China Bistro, Inc.	15,100	484
	John Wiley & Sons Class A	14,300	475
*	DreamWorks Animation SKG, Inc.	17,100	472
	Finish Line, Inc.	62,800	466
	Tempur-Pedic International Inc.	34,700	454
*	Pre-Paid Legal Services, Inc.	10,300	449
*	Steiner Leisure Ltd.	14,300	437
*	True Religion Apparel, Inc.	16,900	377
	Cracker Barrel Old Country Store Inc.	13,124	366
*	Valassis Communications, Inc.	59,900	366
*	Exide Technologies	96,500	360
*	Fossil, Inc.	14,900	359
	Fisher Communications, Inc.	26,173	335
*	Sally Beauty Co. Inc.	51,800	329
	Interactive Data Corp.	13,900	322
*	Dorman Products, Inc.	18,500	256
*	Jo-Ann Stores, Inc.	12,100	250
*	Collective Brands, Inc.	16,500	240
*	Mediacom Communications Corp.	44,700	228
	Spartan Motors, Inc.	19,900	225
	Columbia Sportswear Co.	6,900	213
*	Meritage Corp.	11,300	213
*	Overstock.com, Inc.	17,200	206
*	Career Education Corp.	7,900	197
	CSS Industries, Inc.	9,500	194
*	Bally Technologies Inc.	6,200	185
*	Carter's, Inc.	7,100	175
*	Denny's Corp.	80,772	174
	Tupperware Brands Corp.	6,600	172
	Barnes & Noble, Inc.	7,500	155
*	Isle of Capri Casinos, Inc.	9,700	129
*	Fuel Systems Solutions, Inc.	6,300	127
*	Town Sports International Holdings, Inc.	33,248	125
*	Steven Madden, Ltd.	4,600	117

	The Buckle, Inc.	3,500	111
*	CKX, Inc.	14,400	102
*	Dolan Media Co.	7,200	92
*	The Wet Seal, Inc. Class A	25,700	79
	Regis Corp.	4,400	77
*	Timberland Co.	5,400	72
*	Smith & Wesson Holding Corp.	11,400	65
	Meredith Corp.	2,300	59
*	Steak n Shake Co.	5,800	51
*	Blockbuster Inc. Class A	66,700	44
	MDC Holdings, Inc.	1,400	42
*	Domino's Pizza, Inc.	5,600	42
	Scholastic Corp.	2,100	42
	Cinemark Holdings Inc.	3,200	36
	Wolverine World Wide, Inc.	1,600	35
	National CineMedia Inc.	2,300	32
*	Brink's Home Security Holdings, Inc.	1,100	31
*	Warner Music Group Corp.	5,200	30
	UniFirst Corp.	700	26
*	Citi Trends Inc.	1,000	26
	Phillips-Van Heusen Corp.	900	26
	Harte-Hanks, Inc.	2,200	20
*	Knology, Inc.	2,200	19
	Aaron Rents, Inc.	600	18
			20,650
Consumer Staples (2.8%)
	Del Monte Foods Co.	53,600	503
*	Central Garden & Pet Co. Class A	41,206	406
	Lancaster Colony Corp.	8,900	392
	Village Super Market Inc. Class A	11,293	336
*	Alliance One International, Inc.	88,200	335
*	Revlon, Inc.	52,800	287
	Nash-Finch Co.	9,500	257
	Nu Skin Enterprises, Inc.	16,000	245
	Cal-Maine Foods, Inc.	9,300	232
*	TreeHouse Foods Inc.	7,800	225
	Coca-Cola Bottling Co.	3,900	215
*	The Pantry, Inc.	10,415	173
*	BJ's Wholesale Club, Inc.	4,400	142
*	Prestige Brands Holdings Inc.	18,600	114
	J & J Snack Foods Corp.	2,900	104
			3,966
Energy (5.3%)
*	Matrix Service Co.	67,542	775
*	Dresser Rand Group, Inc.	29,000	757
*	Encore Acquisition Co.	22,400	691
*	Oil States International, Inc.	27,197	658
	Overseas Shipholding Group Inc.	14,700	500
*	PHI Inc. Non-Voting Shares	29,100	499
*	Contango Oil & Gas Co.	11,200	476
*	SEACOR Holdings Inc.	6,300	474
*	CVR Energy, Inc.	57,500	422
	World Fuel Services Corp.	9,500	392
*	Bristow Group, Inc.	12,500	370

*	Gulfmark Offshore, Inc.	8,600	237
	Foundation Coal Holdings, Inc.	6,100	171
*	McMoRan Exploration Co.	24,600	147
*	Goodrich Petroleum Corp.	5,400	133
*	James River Coal Co.	8,700	132
	Core Laboratories N.V.	1,400	122
	CARBO Ceramics Inc.	2,900	99
*	Newpark Resources, Inc.	32,300	92
*	Western Refining, Inc.	10,900	77
	Alon USA Energy, Inc.	7,200	75
	General Maritime Corp.	6,714	66
*	Superior Energy Services, Inc.	3,453	60
*	Vaalco Energy, Inc.	5,800	25
			7,450
Financials (20.0%)
	Oriental Financial Group Inc.	79,200	768
*	Ocwen Financial Corp.	57,359	744
*	Knight Capital Group, Inc. Class A	41,100	701
	Bank of Hawaii Corp.	19,300	692
*	Dollar Financial Corp.	46,756	645
	The Hanover Insurance Group Inc.	16,800	640
	Allied World Assurance Holdings, Ltd.	15,500	633
	FirstMerit Corp.	35,560	604
*	Nelnet, Inc.	40,900	556
	Horace Mann Educators Corp.	54,300	541
	UMB Financial Corp.	13,800	525
	Odyssey Re Holdings Corp.	12,700	508
	Platinum Underwriters Holdings, Ltd.	17,200	492
*	Interactive Brokers Group, Inc.	31,600	491
	International Bancshares Corp.	45,400	468
	Trustmark Corp.	23,222	449
	Senior Housing Properties Trust REIT	27,100	442
	American Physicians Capital, Inc.	11,079	434
	United Bankshares, Inc.	21,200	414
	First Niagara Financial Group, Inc.	35,900	410
	Highwood Properties, Inc. REIT	17,010	380
	Cash America International Inc.	16,213	379
*	MBIA, Inc.	84,500	366
	City Holding Co.	11,662	354
*	Stifel Financial Corp.	7,350	353
	Washington REIT	15,700	351
	Advance America, Cash Advance Centers, Inc.	76,200	338
	National Retail Properties REIT	19,300	335
	Mid-America Apartment Communities, Inc. REIT	9,070	333
	Home Properties, Inc. REIT	9,400	321
	First Financial Corp. (IN)	10,100	319
	Safety Insurance Group, Inc.	10,400	318
	Healthcare Realty Trust Inc. REIT	18,600	313
	Cullen/Frost Bankers, Inc.	6,700	309
	PS Business Parks, Inc. REIT	6,336	307
	Baldwin & Lyons, Inc. Class B	15,383	303
	Brandywine Realty Trust REIT	40,500	302
	BancFirst Corp.	8,426	291
	Aspen Insurance Holdings Ltd.	13,000	290

	HRPT Properties Trust REIT	71,100	289
	TriCo Bancshares	18,600	288
	Corporate Office Properties Trust, Inc. REIT	9,700	284
	Camden National Corp.	8,300	282
	Financial Federal Corp.	13,600	279
*	EZCORP, Inc.	25,839	279
	Alexandria Real Estate Equities, Inc. REIT	7,700	276
	Assured Guaranty Ltd.	22,200	275
*	CNA Surety Corp.	20,031	270
	Extra Space Storage Inc. REIT	32,200	269
	Equity Lifestyle Properties, Inc. REIT	6,700	249
	Kilroy Realty Corp. REIT	11,900	244
	Sovran Self Storage, Inc. REIT	9,400	231
	Bank of the Ozarks, Inc.	10,600	229
*	LaBranche & Co. Inc.	53,300	229
	Entertainment Properties Trust REIT	11,100	229
	Saul Centers, Inc. REIT	7,702	228
*	World Acceptance Corp.	11,400	227
	LTC Properties, Inc. REIT	10,900	223
	Sun Communities, Inc. REIT	15,500	214
*	ProAssurance Corp.	4,400	203
	Provident New York Bancorp, Inc.	24,443	198
	Douglas Emmett, Inc. REIT	21,900	197
	U-Store-It Trust REIT	39,300	193
	Digital Realty Trust, Inc. REIT	5,310	190
*	Investment Technology Group, Inc.	9,300	190
	NBT Bancorp, Inc.	8,600	187
	Life Partners Holdings	12,600	179
*	Amerisafe Inc.	11,400	177
	Prospect Energy Corp.	19,200	177
	BRE Properties Inc. Class A REIT	7,400	176
	Jones Lang LaSalle Inc.	5,270	172
	Republic Bancorp, Inc. Class A	7,600	172
*	FPIC Insurance Group, Inc.	5,500	168
	Realty Income Corp. REIT	7,400	162
	Colonial Properties Trust REIT	21,870	162
	Pennsylvania REIT	30,870	154
	Parkway Properties Inc. REIT	11,800	153
	Westamerica Bancorporation	2,300	114
	Amtrust Financial Services Inc.	10,000	114
	First BanCorp Puerto Rico	27,200	107
	NASB Financial Inc.	3,700	106
	First Financial Bankshares, Inc.	2,100	106
	Simmons First National Corp.	3,800	102
	Suffolk Bancorp	3,800	97
	Potlatch Corp. REIT	4,000	97
	Lakeland Financial Corp.	5,100	97
	Berkshire Hills Bancorp, Inc.	4,400	91
	Mack-Cali Realty Corp. REIT	3,820	87
	Community Bank System, Inc.	5,800	84
	Essex Property Trust, Inc. REIT	1,200	75
	Chimera Investment Corp. REIT	21,000	73
	Franklin Street Properties Corp. REIT	5,270	70
	First Source Corp.	4,000	69
	Provident Financial Services Inc.	7,400	67

	R.L.I. Corp.	1,500	67
	Prosperity Bancshares, Inc.	2,100	63
	Tompkins Trustco, Inc.	1,300	62
	WSFS Financial Corp.	2,150	59
	Clifton Savings Bancorp, Inc.	5,322	57
	Arrow Financial Corp.	2,072	56
	Abington Community Bancorp Inc.	6,900	55
	First Industrial Realty Trust REIT	12,200	53
	Infinity Property & Casualty Corp.	1,400	51
	LaSalle Hotel Properties REIT	4,100	51
	Endurance Specialty Holdings Ltd.	1,700	50
*	TD Ameritrade Holding Corp.	2,786	49
	SL Green Realty Corp. REIT	2,000	46
	Southside Bancshares, Inc.	2,000	46
	Sunstone Hotel Investors, Inc. REIT	7,526	40
*	First Cash Financial Services, Inc.	1,800	32
	Gamco Investors Inc. Class A	600	29
	Park National Corp.	500	28
	WesBanco, Inc.	1,900	28
	MFA Mortgage Investments, Inc. REIT	3,500	24
	S.Y. Bancorp, Inc.	900	22
	TrustCo Bank NY	3,400	20
	Bank Mutual Corp.	1,805	16
			28,283
Health Care (12.2%)
*	Isis Pharmaceuticals, Inc.	52,000	858
*	Valeant Pharmaceuticals International	28,700	738
	STERIS Corp.	27,400	715
*	AMERIGROUP Corp.	24,900	669
*	Dendreon Corp.	26,100	649
	Martek Biosciences Corp.	30,100	637
*	Gen-Probe Inc.	14,600	628
*	LifePoint Hospitals, Inc.	23,100	606
	PDL BioPharma Inc.	69,800	551
*	Bio-Rad Laboratories, Inc. Class A	6,506	491
	The Cooper Companies, Inc.	19,600	485
*	Psychiatric Solutions, Inc.	20,300	462
*	HealthSouth Corp.	31,600	456
	Chemed Corp.	11,500	454
	Owens & Minor, Inc.	9,500	416
*	Molina Healthcare Inc.	16,906	404
*	Questcor Pharmaceuticals, Inc.	75,700	378
*	Emergency Medical Services LP Class A	10,200	376
*	Noven Pharmaceuticals, Inc.	26,100	373
*	Alexion Pharmaceuticals, Inc.	8,700	358
*	Kensey Nash Corp.	13,600	356
*	Dionex Corp.	5,800	354
*	Myriad Genetics, Inc.	9,200	328
*	Amedisys Inc.	9,900	327
*	Sun Healthcare Group Inc.	38,100	322
*	Albany Molecular Research, Inc.	37,779	317
*	Gentiva Health Services, Inc.	17,900	295
*	AmSurg Corp.	13,700	294
*	RehabCare Group, Inc.	11,800	282

*	Healthspring, Inc.	26,000	282
*	Emergent BioSolutions Inc.	19,500	279
*	Cyberonics, Inc.	15,191	253
*	PharMerica Corp.	12,500	245
*	CorVel Corp.	9,900	225
*	Enzon Pharmaceuticals, Inc.	28,600	225
*	AthenaHealth Inc.	6,000	222
*	American Medical Systems Holdings, Inc.	12,600	199
*	LHC Group Inc.	8,100	180
*	Centene Corp.	8,800	176
*	Skilled Healthcare Group Inc.	20,614	155
*	Maxygen Inc.	20,500	138
	Ensign Group Inc.	8,200	117
*	eResearch Technology, Inc.	16,800	104
*	Tenet Healthcare Corp.	27,000	76
*	Nektar Therapeutics	11,300	73
*	Edwards Lifesciences Corp.	1,000	68
*	Cambrex Corp.	16,400	68
*	Masimo Corp.	2,700	65
*	Facet Biotech Corp.	6,480	60
*	Cadence Pharmaceuticals, Inc.	5,700	57
	Atrion Corp.	400	54
*	Medivation Inc.	2,200	49
	National Healthcare Corp.	1,200	46
*	ImmunoGen, Inc.	4,800	41
*	Greatbatch, Inc.	1,400	32
*	Auxilium Pharmaceuticals, Inc.	1,000	31
*	Watson Pharmaceuticals, Inc.	800	27
*	Hanger Orthopedic Group, Inc.	1,500	20
	Invacare Corp.	1,100	19
*	Thoratec Corp.	700	19
	Teleflex Inc.	400	18
			17,202
Industrials (15.3%)
*	AirTran Holdings, Inc.	123,100	762
*	EMCOR Group, Inc.	36,500	734
*	Chart Industries, Inc.	39,600	720
	Ameron International Corp.	10,100	677
*	General Cable Corp.	17,800	669
*	TransDigm Group, Inc.	17,900	648
	Apogee Enterprises, Inc.	52,042	640
	The Brink's Co.	21,400	621
	Watson Wyatt & Co. Holdings	16,500	619
	Triumph Group, Inc.	15,100	604
*	WESCO International, Inc.	23,900	598
	Textainer Group Holdings Ltd.	51,956	597
	Lennox International Inc.	18,448	592
	The Timken Co.	34,400	588
	Federal Signal Corp.	73,600	563
*	EnerSys	30,076	547
	GATX Corp.	20,000	514
	Knoll, Inc.	66,000	500
	Briggs & Stratton Corp.	35,400	472
*	Sykes Enterprises, Inc.	26,057	471

*	Hawaiian Holdings, Inc.	76,400	460
	A.O. Smith Corp.	13,900	453
	Acuity Brands, Inc.	16,042	450
	Robbins & Myers, Inc.	22,700	437
	Aceto Corp.	60,400	403
	Titan International, Inc.	52,700	394
*	Marten Transport, Ltd.	18,400	382
*	Esterline Technologies Corp.	14,100	382
	Kimball International, Inc. Class B	58,400	364
	Deluxe Corp.	28,000	359
*	Genesee & Wyoming Inc. Class A	13,400	355
*	First Advantage Corp. Class A	22,800	347
	Werner Enterprises, Inc.	18,900	342
	Herman Miller, Inc.	21,600	331
*	M&F Worldwide Corp.	15,000	300
*	Pike Electric Corp.	24,300	293
*	American Reprographics Co.	33,800	281
*	Mastec Inc.	22,300	261
*	Thomas & Betts Corp.	9,000	260
*	Armstrong Worldwide Industries, Inc.	12,500	206
*	Republic Airways Holdings Inc.	28,800	188
*	Cornell Cos., Inc.	10,531	171
	AAON, Inc.	8,200	163
*	Allegiant Travel Co.	4,000	159
	Comfort Systems USA, Inc.	15,000	154
	Preformed Line Products Co.	3,200	141
*	Powell Industries, Inc.	3,793	141
*	ATC Technology Corp.	7,900	115
	Lincoln Electric Holdings, Inc.	3,100	112
*	US Airways Group Inc.	45,200	110
*	Waste Services, Inc.	19,946	103
	Raven Industries, Inc.	3,500	90
	Hubbell Inc. Class B	2,200	70
*	Sterling Construction Co., Inc.	4,500	69
	John Bean Technologies Corp.	5,400	68
*	DynCorp International Inc. Class A	3,800	64
*	Michael Baker Corp.	1,300	55
*	Force Protection, Inc.	5,500	49
	Tredegar Corp.	3,300	44
	Granite Construction Co.	1,300	43
	Cubic Corp.	1,200	43
*	Exponent, Inc.	1,700	42
	The Standard Register Co.	12,360	40
	ABM Industries Inc.	2,200	40
*	Beacon Roofing Supply, Inc.	2,600	38
*	CBIZ Inc.	4,700	33
	Encore Wire Corp.	1,300	28
*	Standard Parking Corp.	1,700	28
	American Science & Engineering, Inc.	400	28
	Carlisle Co., Inc.	1,100	26
			21,651
Information Technology (18.3%)
*	3Com Corp.	222,800	1,049
*	PMC Sierra Inc.	123,800	985

*	Skyworks Solutions, Inc.	100,700	985
*	Starent Networks Corp.	38,000	928
*	Sohu.com Inc.	14,100	886
*	QLogic Corp.	60,000	761
*	Sybase, Inc.	23,482	736
*	Multi-Fineline Electronix, Inc.	33,400	715
	iGATE Corp.	106,871	707
*	SPSS, Inc.	20,360	679
*	Genpact, Ltd.	52,200	613
	Diebold, Inc.	23,000	606
*	EarthLink, Inc.	81,300	602
*	JDA Software Group, Inc.	39,400	589
*	Riverbed Technology, Inc.	24,900	577
*	Lawson Software, Inc.	102,700	573
	Syntel, Inc.	18,152	571
*	Solera Holdings, Inc.	21,900	556
*	j2 Global Communications, Inc.	24,500	553
*	Gartner, Inc. Class A	35,700	545
*	Plexus Corp.	26,265	537
*	TNS Inc.	27,300	512
*	AsiaInfo Holdings, Inc.	29,700	511
*	Synaptics Inc.	12,900	499
*	Hittite Microwave Corp.	13,700	476
*	Dolby Laboratories Inc.	12,380	462
*	Anixter International Inc.	12,000	451
*	Monolithic Power Systems	20,100	450
*	Sapient Corp.	71,000	447
*	Semtech Corp.	27,000	430
*	Tekelec	23,700	399
*	S1 Corp.	56,718	391
*	ManTech International Corp.	8,925	384
*	Ultratech, Inc.	31,000	382
*	MKS Instruments, Inc.	24,700	326
*	Atmel Corp.	80,100	299
*	CSG Systems International, Inc.	20,784	275
*	Silicon Laboratories Inc.	6,900	262
*	Cogent Inc.	23,900	256
	Black Box Corp.	7,500	251
*	Perot Systems Corp.	17,100	245
*	BigBand Networks Inc.	45,732	236
*	ScanSource, Inc.	9,000	221
*	Quantum Corp.	258,800	215
*	Netezza Corp.	25,200	210
*	Microsemi Corp.	11,800	163
	Daktronics, Inc.	20,700	159
*	SAIC, Inc.	8,100	150
*	Netlogic Microsystems Inc.	4,000	146
*	InterDigital, Inc.	5,700	139
	Jack Henry & Associates Inc.	6,600	137
	Acxiom Corp.	15,200	134
*	Insight Enterprises, Inc.	13,800	133
*	Emulex Corp.	11,670	114
*	FEI Co.	4,900	112
*	TIBCO Software Inc.	14,100	101
	Broadridge Financial Solutions LLC	5,900	98

*	NetScout Systems, Inc.	8,400	79
*	Tessera Technologies, Inc.	3,000	76
*	DTS Inc.	2,686	73
*	Kopin Corp.	19,800	73
*	OSI Systems Inc.	3,400	71
	Micrel, Inc.	9,500	70
*	Tech Data Corp.	2,100	69
*	VistaPrint Ltd.	1,500	64
*	SYNNEX Corp.	2,500	62
*	Wind River Systems Inc.	5,200	60
*	Wright Express Corp.	2,100	53
*	Ciber, Inc.	16,200	50
*	NeuStar, Inc. Class A	2,200	49
	ADTRAN Inc.	2,000	43
*	Polycom, Inc.	2,000	41
*	Airvana, Inc.	5,400	34
*	Cirrus Logic, Inc.	6,800	31
			25,927
Materials (5.1%)
	Rock-Tenn Co.	20,100	767
	Silgan Holdings, Inc.	14,800	726
	Compass Minerals International, Inc.	12,200	670
	Innophos Holdings Inc.	39,400	665
	Koppers Holdings, Inc.	22,400	591
	Glatfelter	60,637	540
	Olin Corp.	41,500	493
	Greif Inc. Class A	11,034	488
*	Clearwater Paper Corp.	17,300	438
	Worthington Industries, Inc.	27,700	354
	Carpenter Technology Corp.	16,100	335
	Airgas, Inc.	5,500	223
	Scotts Miracle-Gro Co.	5,800	203
*	Bway Holding Co.	8,700	152
	Schweitzer-Mauduit International, Inc.	5,600	152
	Stepan Co.	2,900	128
	Walter Industries, Inc.	2,600	94
	Schnitzer Steel Industries, Inc. Class A	1,300	69
	NewMarket Corp.	800	54
	A. Schulman Inc.	2,200	33
	Sensient Technologies Corp.	1,100	25
	AptarGroup Inc.	700	24
			7,224
Telecommunication Services (1.6%)
*	Syniverse Holdings Inc.	36,340	583
*	Premiere Global Services, Inc.	45,700	495
*	Cincinnati Bell Inc.	160,300	455
	NTELOS Holdings Corp.	16,900	311
	Atlantic Tele-Network, Inc.	3,404	134
*	Centennial Communications Corp. Class A	10,110	84
	USA Mobility, Inc.	6,300	80
*	Cogent Communications Group, Inc.	8,200	67
*	Neutral Tandem, Inc.	1,000	30
			2,239

Utilities (4.0%)
Atmos Energy Corp.	31,800	796
Vectren Corp.	33,500	785
NorthWestern Corp.	28,900	658
IDACORP, Inc.	22,600	591
UGI Corp. Holding Co.	22,200	566
Avista Corp.	30,400	541
WGL Holdings Inc.	13,600	436
UniSource Energy Corp.	11,900	316
UIL Holdings Corp.	13,400	301
Aqua America, Inc.	13,700	245
Southwest Gas Corp.	8,800	195
PNM Resources Inc.	13,900	149
CMS Energy Corp.	7,200	87
South Jersey Industries, Inc.	600	21
		5,687
Total Common Stocks (Cost $153,081)		140,279

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund	0.395%		521,884	522

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.4%)
[3,4]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	100	100
[3,4]	Federal National Mortgage Assn.	0.315%	11/25/09	500	499
					599
Total Temporary Cash Investments (Cost $1,121)					1,121
Total Investments (100.0%) (Cost $154,202)					141,400
Other Assets and Liabilities-Net (0.0%)					(34)
Net Assets (100%)					141,366

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4	Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Small-Cap Equity Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $154,202,000. Net unrealized depreciation of investment securities for tax purposes was $12,802,000, consisting of unrealized gains of $12,257,000 on securities that had risen in value since their purchase and $25,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	September 2009	15	761	-
S&P MidCap 400 Index	September 2009	1	288	(8)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Strategic Small-Cap Equity Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	140,279	—	—
Temporary Cash Investments	522	599	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	140,799	599	—
1 Represents variation margin on the last day of the reporting period.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD HORIZON FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.